Registration No. 033-59861

Registration No. 811-07299

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 22	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 40	☒

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT A

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Depositor)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:

MARK F. MUETHING, ESQ. Executive Vice President and Secretary Annuity Investors Life Insurance Company P.O. Box 5423 Cincinnati, Ohio 45201-5423	JOHN P. GRUBER, ESQ. Annuity Investors Life Insurance Company P.O. Box 5423 Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)
KEVIN L. COONEY, ESQ. Frost Brown Todd LLC 301 E. 4th Street Cincinnati, Ohio 45202-4201

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on May 1, 2013 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered:	Units of Interest in Annuity Investors Variable Account A under The Commodore Nauticus® Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT A

The Commodore Nauticus®

File No. 033-59861

Cross-Reference Sheet

Form N-4 Part A Item No.	Heading in Prospectus
1. Cover Page	Cover Page
2. Definitions	Definitions
3. Synopsis	Examples
4. Condensed Financial Information
(a) Accumulation unit values	Condensed Financial Information; Appendix A
(b) Financial Statements	Financial Statements
5. General Description of Registrant, Depositor and Portfolio Companies
(a) Depositor	Annuity Investors Life Insurance Company ®
(b) Registrant	The Separate Account
(c) Portfolio company	Portfolios
(d) Prospectus	Portfolios
(e) Voting	Voting of Portfolio Shares
(f) Administrator	N/A
6. Deductions and Expenses
(a) Deductions	Charges and Deductions
(b) Sales load	N/A
(c) Special purchase plans	N/A
(d) Commissions	Distribution of Variable Annuity Contracts
(e) Portfolio company expenses	Expense Tables; Expenses of the Portfolios
(f) Operating expenses	Expense Tables
7. General Description of Variable Annuity Contracts
(a) Persons with rights	Persons with Rights Under a Contract; Voting of Portfolio Shares
(b) (i) Allocations of premium payments	Purchase Payments; Investment Options-Allocations
(ii) Transfers	Transfers
(iii) Exchanges	Persons with Rights under a Contract
(c) Changes in contracts or operations	Additions, Deletions or Substitutions of Subaccounts
(d) Inquiries	How Do I Contact the Company?
(e) Frequent transfer risks	Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers; U.S. Mail Restrictions
8. Annuity Period	Benefit Payment Period
9. Death Benefit	Death Benefit
10. Purchases and Contract Values
(a) Purchases	Purchase Payments; Investment Options—Allocations; Account Value
(b) Valuation	Account Value; Definitions; Charges and Deductions
(c) Daily Calculation	Account Value; Definitions; Purchase Payments
(d) Underwriter	Distribution of Variable Account Contracts
11. Redemptions
(a) By owner By annuitant	Surrenders N/A
(b) Texas Optional Retirement Program	N/A
(c) Check delay	Surrenders
(d) Involuntary redemption	Termination
(e) Free look	Right to Cancel
12. Taxes	Federal Tax Matters
13. Legal Proceedings	Legal Proceedings
14. Table of Contents for Statement of Additional Information	Statement of Additional Information

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Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)
15. Cover Page	(SAI) Cover Page
16. Table of Contents	(SAI) Table of Contents
17. General Information and History	(SAI) Annuity Investors Life Insurance Company: General Information and History
18. Services
(a) Fees and expenses of registrant	(Prospectus) Expense Tables
(b) Management contracts	N/A
(c) Custodian	N/A
Independent auditors	(SAI) Services: Experts
(d) Assets of registrant	N/A
(e) Affiliated persons	N/A
(f) Principal underwriter	N/A
19. Purchase of Securities Being Offered
(a) Purchases	(Prospectus) Distribution of Variable Annuity Contracts
(b) Sales Load	N/A
(c) Frequent transfer arrangements	(Prospectus) Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers; U.S. Mail Restrictions
20. Underwriters	(Prospectus) Distribution of Variable Annuity Contracts (SAI) Distribution of the Contracts
21. Calculation of Performance Data
(a) Money market funded subaccounts	(SAI) Performance Information: Standardized Yield for the Money Market Subaccounts
(b) Other Subaccounts	Performance Information
22. Annuity Payments	(Prospectus) Annuity Benefit; Payments of Benefits; Settlement Options; Forms of Benefit Payments under Settlement Options (SAI) Benefit Unit Transfer Formulas; Glossary of Financial Terms
23. Financial Statements	(SAI) Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT A

THE COMMODORE NAUTICUS®

GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

PROSPECTUS DATED MAY 1, 2013

This prospectus describes group flexible premium deferred annuity contracts (the “Contracts”). Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts. The interests of individual participants under a Contract are evidenced by certificates of participation. The description of Contract provisions and values in this prospectus applies to the interests of certificate Owners.

The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account A (the “Separate Account”). The Contracts currently offer 30 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a “Portfolio”). The Portfolios are listed below.

American Century Variable Portfolios, Inc.	DWS Investments VIT Funds
-Large Company Value Fund-Class I	-Small Cap Index VIP-Class A
-Mid Cap Value Fund-Class I
-Ultra® Fund-Class I	AIM Invesco Variable Insurance Funds
-VistaSM Fund-Class I	(Invesco Variable Insurance Funds)
-Invesco V.I. American Value Fund-Series I Shares
BlackRock Variable Series Funds, Inc.	-Invesco V.I. Core Equity Fund-Series I Shares
-Basic Value V.I. Fund-Class I	-Invesco V.I. Government Securities Fund-Series I Shares
-Global Allocation V.I. Fund-Class I	-Invesco V.I. Mid Cap Growth Fund-Series I Shares
-High Yield V.I. Fund-Class I
-Money Market V.I. Fund-Class I	Janus Aspen Series
-Balanced Portfolio-Institutional Shares
Dreyfus Investment Portfolios	-Enterprise Portfolio-Institutional Shares
-Technology Growth Portfolio-Initial Shares	-Forty Portfolio-Institutional Shares
-Overseas Portfolio-Service Shares
The Dreyfus Socially Responsible Growth Fund,
Inc.-Initial Shares	Morgan Stanley—The Universal Institutional Funds, Inc.
-Core Plus Fixed Income Portfolio-Class I
Dreyfus Stock Index Fund, Inc.-Initial Shares	-U.S. Real Estate Portfolio-Class I

Dreyfus Variable Investment Fund	Oppenheimer Variable Account Funds
-Appreciation Portfolio-Initial Shares	-Capital Appreciation Fund/VA-Non-Service Shares
-Growth and Income Portfolio-Initial Shares	-Main Street Fund®/VA-Non-Service Shares
-Money Market Portfolio
-Opportunistic Small Cap Portfolio-Initial Shares	PIMCO Variable Insurance Trust
-High Yield Portfolio-Administrative Class
-Real Return Portfolio-Administrative Class

Effective April 29, 2013, Invesco Van Kampen V.I. American Value Fund changed its name to Invesco V.I. American Value Fund.

Effective April 29, 2013, Invesco Van Kampen V.I. Mid Cap Growth Fund changed its name to Invesco V.I. Mid Cap Growth Fund.

Closed Subaccounts

The following investment options are available only to Contract owners who held Accumulation Units in the applicable Subaccount on the cutoff date listed below. If you have funds allocated to one of these closed Subaccounts, please see the supplemental prospectus that accompanies this prospectus.

Cutoff Date
Janus Aspen Series: Global Research Portfolio-Institutional Shares	April 29, 2005

Effective May 1, 2013, Janus Aspen Worldwide Portfolio changed its name to Janus Aspen Global Research Portfolio.

The Janus Aspen Global Research Portfolio Closed Subaccount is an additional investment option of the Contracts available only to Contract Owners who held Accumulation Units in this Subaccount on April 29, 2005. This investment option will become unavailable to you once you no longer have money in that Closed Subaccount.

Fixed Investment Options

The fixed investment options are provided through the Company’s Fixed Account. The Contracts currently offer the following fixed investment options:

• Fixed Accumulation Account Option	• Fixed Account Option Five-Year Guarantee Period
• Fixed Account Option One-Year Guarantee Period	• Fixed Account Option Seven-Year Guarantee Period
• Fixed Account Option Three-Year Guarantee Period

****************************************

This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information (“SAI”), dated May 1, 2013, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission. It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as other information regarding the Contracts, the Separate Account or the Company) at the Securities and Exchange Commission’s Web site: http://www.sec.gov. The registration number is 33-59861. The table of contents for the SAI is printed on the last page of this prospectus.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	These securities may be sold by a bank or credit union, but are not financial institution products.

•	The Contracts are Not FDIC or NCUSIF Insured

•	The Contracts are Obligations of the Company and Not of the Bank or Credit Union

•	The Bank or Credit Union Does Not Guarantee the Company’s Obligations Under the Contracts

•	The Contracts Involve Investment Risk and May Lose Value

DEFINITIONS

Terms

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

Account Value. The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.

Accumulation Period. The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

Accumulation Unit. A share of a Subaccount that an Owner purchases during the Accumulation Period.

Accumulation Unit Value. The value of an Accumulation Unit at the end of a Valuation Period.

The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Benefit Payment Period. The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

Benefit Unit. A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

Benefit Unit Value. The value of a Benefit Unit at the end of a Valuation Period.

The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. Thereafter, the Benefit Unit Value for a Subaccount at the end of a Valuation Period is determined by multiplying the previous Benefit Unit Value by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplying the number again by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.

Death Benefit Valuation Date. The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

Good Order. We cannot process a surrender or withdrawal request until we have received the request in “Good Order” at our administrative office. “Good Order” means the actual receipt by us of a surrender or withdrawal request, along with all the information and other legal documentation that we require to process the request. To be in “Good Order,” the surrender or withdrawal request must be sufficiently clear so that we do not need to exercise any discretion to process the request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payment or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Net Asset Value. The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.

Net Investment Factor. The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. The Net Investment Factor for each Valuation Period reflects changes to the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits and charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.

SEC. Securities and Exchange Commission

Valuation Date. A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

Valuation Period. The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Additional Details

The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated: variable account value, fixed account value, Accumulation Unit Values; and Benefit Unit Values.

EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.

Table A: Contract Owner Transaction Expenses

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Maximum Contingent Deferred Sales Charge (as to purchase payments only)(1)	7.00%	7.00%
Transfer Fee(2)	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Interest Spread(3)	3.00%	5.00%

(1)	The contingent deferred sales charge is calculated as a percentage of Purchase Payments withdrawn or surrendered. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 7 years. We may waive the contingent deferred sales charge under certain circumstances. See the Charges and Deductions section of this prospectus for more information about the contingent deferred sales charge and the circumstances in which it may be waived.
(2)	The transfer fee currently applies to transfers in excess of 12 in any Contract Year.
(3)	Generally we require collateral in an amount equal to 110% of the outstanding loan balance. The loan interest spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate that we credit to collateral is 3%, the maximum loan interest spread is 5%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest rate spread will be higher than 5%.

Table B: Annual Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

	Standard Version	Enhanced Version (1)
Annual Contract Maintenance Fee (2)	$25	$25
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%	0.95%
Administration Charge	0.00%	0.00%
Total Separate Account Annual Expenses	1.25%	0.95%

(1)	If you meet certain underwriting criteria established by the Company and the Company expects to incur lower sales and servicing expenses related to your Contract, you will receive the enhanced version of the Contract. The lower mortality and expense risk charge associated with the enhanced version is in recognition of the favorable underwriting of a Contract.
(2)	If you surrender the Contract, we will apply the contract maintenance fee at that time.

Table C: Total Annual Portfolio Operating Expenses

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets, and include management fees, distribution and service (12b-1) fees, acquired fund fees and expenses and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Minimum	Maximum
0.28%	1.12%

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2012. Actual expenses of a Portfolio in future years may be higher or lower. The minimum expenses are the expenses of the Dreyfus Stock Index Fund. The maximum expenses are the expenses of the Invesco V.I. Mid Cap Growth Fund.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the Table A above), the Annual Expenses (described in the Table B above), and Portfolio fees and expenses (described in Table C above). By comparing the costs shown in the tables below for each example, you can see the impact of contingent deferred sales charges on your costs.

Example 1: Standard Version of Contract with Maximum Fund Operating Expenses

•	You invest $10,000 in the standard version of the Contract for the time periods indicated, and your investment has a 5% annual return.

•	The annual contract maintenance fee ($25), the maximum Separate Account annual expenses (1.25% for the standard version), and the maximum Portfolio expenses (1.12%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$969	$1,367	$1,850	$3,700
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$269	$867	$1,550	$3,700

Example 2: Enhanced Version of Contract with Minimum Fund Operating Expenses

•	You invest $10,000 in the enhanced version of the Contract for the time periods indicated, and your investment has a 5% annual return.

•	The annual contract maintenance fee ($25), the minimum Separate Account annual expenses (0.95% for the enhanced version), and the minimum Portfolio expenses (0.28%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$853	$996	$1,193	$2,174
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$153	$496	$893	$2,174

FINANCIAL INFORMATION

Condensed Financial Information

Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes: (1) year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 31, 2012, or from the end of the year of inception of a Subaccount, if later, to December 31, 2012; and (2) number of accumulation units outstanding as of the end of each period.

Financial Statements

The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

OVERVIEW

What is the Separate Account?

The Separate Account is an account that was established and is maintained by the Company. It is divided into Subaccounts. Each Subaccount invests in shares of the corresponding Portfolios listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in a Subaccount, not directly in the corresponding Portfolio.

What Are the Contracts?

The Contracts are group deferred annuities, which are insurance products. The Contracts are sold with either a standard or enhanced fee structure as described in the Expense Tables section in this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general.

During the Accumulation Period, the amounts you contribute can be allocated among any of the variable investment options currently offered and available Fixed Account options.

•	The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts.

•

The Fixed Account options earn a fixed rate of interest declared from time to time by the Company, which will be no less than 3% per year. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.

During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.

How Do I Purchase or Cancel a Contract?

The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. Where required by state law, Contracts may include a right to cancel provision. The Owner will bear the risk of investment gain or loss on amounts allocated to the Subaccounts prior to cancellation. The right to cancel is described in the Right to Cancel section of this prospectus.

Will Any Penalties or Charges Apply If I Surrender a Contract?

A contingent deferred sales charge (“CDSC”) may apply to amounts surrendered depending on the timing and amount of the surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases by 1% annually to 0% after seven years from the date of receipt of each purchase payment. Surrender procedures and the CDSC are described in the Surrenders section of this prospectus. A penalty tax may also be imposed at the time of a surrender depending on your age and other circumstances of the surrender. Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus. The right to surrender may be restricted under certain tax-qualified retirement plans.

What Other Charges and Deductions Apply to the Contract?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

•	a transfer fee for certain transfers between investment options;

•	an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

•	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived); and

•	premium taxes, if any.

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2012 are described in the prospectuses and statements of additional information for the Portfolios.

How Do I Contact the Company?

Any questions or inquiries should be directed to P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please include the Contract number and the Owner’s name. You may also contact us through our web site, www.gafri.com.

PORTFOLIOS

Overview

The Separate Account currently offers the Subaccounts listed in the table below. Each Subaccount is invested in a Portfolio with its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio, and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gafri.com.

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expense related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
American Century Variable Portfolios, Inc.
Large Company Value Fund	Class I	American Century Investment Management	Domestic equity: Large value
Mid Cap Value Fund	Class I	American Century Investment Management	Domestic equity: Midcap value
Ultra® Fund	Class I	American Century Investment Management	Domestic equity: Large growth
VistaSM Fund	Class I	American Century Investment Management	Domestic equity: Midcap growth

BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund	Class I	BlackRock Advisors	Domestic equity: Large Value
Global Allocation V.I. Fund	Class I	BlackRock Advisors	Balanced: World allocation
High Yield V.I. (formerly High Income)	Class I	BlackRock Advisors	Specialty bond: High yield bond
Money Market V.I. Fund	Class I	BlackRock Advisors	Money market: Money market taxable

Dreyfus
Dreyfus Investment Portfolios Technology Growth Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Technology
The Dreyfus Socially Responsible Growth Fund, Inc.	Initial	The Dreyfus Corporation	Domestic equity: Large growth
Dreyfus Stock Index Fund, Inc.	Initial	The Dreyfus Corporation Index Manager: Mellon Capital Management (an affiliate of The Dreyfus Corporation)	Domestic equity: Large blend
Dreyfus Variable Investment Fund Appreciation Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Large blend
Dreyfus Variable Investment Fund Growth and Income Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Large growth
Dreyfus Variable Investment Fund Money market Portfolio	N/A	The Dreyfus Corporation	Money market: Money market taxable
Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Small blend

DWS Investments VIT Funds
Small Cap Index VIP	Class A	Deutsche Investment Management Americas	Domestic equity: Small blend

AIM Invesco Variable Insurance Trust (Invesco Variable Insurance Funds)
American Value Fund	Series I	Invesco Advisors	Domestic equity: Mid cap value
Core Equity	Series I	Invesco Advisors	Domestic equity: Large blend
Government Securities Fund	Series I	Invesco Advisors	Government bond: Intermediate government

Mid Cap Growth Fund	Series I	Invesco Advisors	Domestic equity: Mid cap growth

Janus Aspen Series
Balanced Portfolio	Institutional	Janus Capital Management	Balanced: Market allocation
Enterprise Portfolio	Institutional	Janus Capital Management	Domestic equity: Mid cap growth
Forty Portfolio	Institutional	Janus Capital Management	Domestic equity: Large growth
Overseas Portfolio	Service	Janus Capital Management	International equity: Foreign large growth

Morgan Stanley—The Universal Institutional Funds, Inc.
Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment Management	General bond: Intermediate term bond
U.S. Real Estate Portfolio	Class I	Morgan Stanley Investment Management	Specialty stock: Real estate

Oppenheimer Variable Account Funds
Capital Appreciation Fund	Non-Service	OppenheimerFunds	Domestic equity: Large growth
Main Street Fund®	Non-Service	OppenheimerFunds	Domestic equity: Large blend

PIMCO Variable Insurance Trust
High Yield Portfolio	Administrative	Pacific Investment Management	Specialty bond: High yield bond
Real Return Portfolio	Administrative	Pacific Investment Management	General bond: Inflation-protected bond

If, pursuant to SEC rules, the Dreyfus Money Market Portfolio (the “MM Portfolio”) suspends payment of redemption proceeds in connection with a liquidation of the MM Portfolio, we will delay any transaction involving a transfer or payment from the corresponding Subaccount until the MM Portfolio is liquidated. If you have allocated funds to the MM Portfolio at the time of any such suspension, the delay may impact transfers to another Subaccount, or payments in connection with a surrender of your contract, withdrawal requests, loan requests, annuity benefit payments or the death benefit.

THE FIXED ACCOUNTS

The available fixed investment options are:

•	Fixed Accumulation Account Option

•	Fixed Account Option One-Year Guarantee Period

•	Fixed Account Option Three-Year Guarantee Period

•	Fixed Account Option Five-Year Guarantee Period

•	Fixed Account Option Seven-Year Guarantee Period

Note: Currently, you may not transfer amounts to the Fixed Account Option One-Year Guarantee Period or to the Fixed Account Option Three-Year Guarantee Period.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

There are restrictions on allocations to the Fixed Accounts, which are more fully described in the Purchase Payments and Investment Options-Allocations sections of this prospectus. There are also restrictions on transfers to and from the Fixed Accounts, which are described more fully in the Transfers section of this prospectus.

Fixed Accumulation Account

Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest of at least 3% per year. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

Fixed Account Options with Guarantee Periods

Amounts allocated to a Fixed Account option with a guarantee period will receive a stated rate of interest for the guarantee period. The stated rate of interest will not change during the applicable guarantee period. The stated rate of interest will be at least 3% but may be higher.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period when the stated rate of interest for the option is 3.5%. The $5,000 you allocated to the option will earn interest at a rate of 3.5% per year, compounded annually, for the next five years.

Renewal of Fixed Account Options with Guarantee Periods. At the end of a guarantee period and for 30 days preceding the end of the period, the Owner may elect a new option to replace the option that is then maturing. The Company will notify the Owner of the date on which the amount matures and Fixed Account options available at that time.

The entire amount in the maturing option may be re-allocated to any of the then-current Fixed Account options or Subaccounts. The Owner may not re-allocate to a Fixed Account option with a guarantee period that would extend beyond the date on which annuity payments are set to begin (the “latest date”).

If the Owner does not elect a new option, the entire amount maturing will be re-allocated to the maturing option so long as its guarantee period does not extend beyond the “latest date.” If the guarantee period extends beyond the “latest date,” the entire amount maturing will be re-allocated to the Fixed Account option with the longest available guarantee period that expires before the “latest date” or, failing that, the Fixed Accumulation option.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period. At the end of the five-year guarantee period, the “latest date” will occur in nine years. You do not elect a new option. The $5,000 is re-allocated to the Fixed Account Option Five-Year Guarantee Period for another five years. At the end of second five-year guarantee period, the “latest date” will occur in four years. Once again, you do not elect a new option. The $5,000 cannot be re-allocated to the Fixed Account Option Five-Year Guarantee Period because the five year guarantee period will extend beyond the “latest date.” No Fixed Account option with a shorter guarantee period is then available. The $5,000 is re-allocated to the Fixed Accumulation Account option.

CHARGES AND DEDUCTIONS

Overview

There are two types of charges and deductions by the Company.

•	Charges and deductions assessed to the certificates

•	Charges and deductions assessed against the Separate Account

Charges and Deductions Assessed to the Certificate

There are charges assessed to the certificates, which are reflected in the Account Value of the certificates, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the CDSC, the annual certificate maintenance fee, transfer fees, and premium taxes, where applicable.

Contingent Deferred Sales Charge (“CDSC”)	Purpose of Charge: Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.
Amount of Charge	Up to 7% of each purchase payment depending on number of full years elapsed between date of receipt of the purchase payment and date request for surrender received. The CDSC is calculated as a percentage of purchase payment surrendered.

Number of full years elapsed	0	1	2	3	4	5	6	7+
CDSC	7%	6%	5%	4%	3%	2%	1%	0%

When and How Deducted	On partial or full surrenders of purchase payments only, not earnings, during Accumulation Period. For purposes of calculating the CDSC, we process full or partial surrenders against purchase payments in the order in which we receive them.
Waivers

•       Free withdrawal privilege. See the Surrenders section for information.

•       In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

•       Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.

•       If the Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (i) upon separation from service if Owner has attained age 55 and certificate has been in force for at least seven years; or (ii) after certificate has been in force fifteen years or more.

•       Long-Term Care Waiver Rider. See the Surrenders section for information.

•       If the Social Security Administration determines after the certificate is issued that the Owner is “disabled” as it is defined in the Social Security Act of 1935, as amended.

•       Successor Owner endorsement. See the Account Value section for information.

•       Where required to satisfy state law.

Certificate Maintenance Fee	Purpose of Charge: Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$25.00 per year.

When and How Deducted	During the Accumulation Period, the charge is deducted from amounts invested in the Subaccounts (but not Fixed Account options) on each anniversary of the effective date of the certificate, and at time of full surrender. During the Benefit Payment Period, a portion of the charge is deducted from each variable dollar benefit payment.

Waivers	• In the Company’s discretion where the Company incurs reduced sales and servicing expenses. • During the Benefit Payment Period where required to satisfy state law.

Transfer Fee	Purpose of Charge: Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any certificate year. The Company reserves the right to change the amount of this charge at any time.

When and How Deducted	During the Accumulation Period, we deduct the fee from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a certificate year. The Company reserves the right to eliminate this waiver at any time.

Premium Taxes. Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

Expenses Related to Loans. If loans are available under your Contract and you borrow money under the loan provisions of your Contract, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. For more information about loans, see the Contract Loans section of the prospectus.

Charges and Deductions Assessed against the Separate Account

There is also a charge assessed against the Separate Account. This charge is reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. This charge is the mortality and expense risk charge. The Company does not impose an administration charge.

Mortality and Expense Risk Charge	Purpose of Charge: Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the certificate maintenance fees and transfer fees.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%. Contracts with the 1.25% mortality and expense risk charge are referred to as “standard version” Contracts.

When and How Deducted	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, we deduct the charge from the amounts invested in the Subaccounts.

Waivers	When the Company expects to incur reduced sales and servicing expenses, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as “enhanced version” Contracts. The mortality and expense risk charge under an enhanced version Contract is a daily charge of 0.002615% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.95%.

Expenses of the Portfolios. In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

Maximum Charges and Deductions

The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

Other than as described above, the Company will never charge more to a certificate than the fees and charges described above, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

Discretionary Waivers of Charges

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

THE CONTRACTS

Each Contract is an agreement between the Company and the group Contract Owner. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the modifications that we have made to the Contracts delivered in the state where you live, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423 or call us at 1-800-789-6771.

Right to Cancel

Where required by state law, the Owner of a certificate may cancel it before midnight of the twentieth day following the date the Owner receives the certificate. For a valid cancellation, the certificate must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the certificate or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the certificate, the certificate will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the purchase payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.

Persons with Rights under a Contract

Owner: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

Joint Owners. There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

Successor Owner. The surviving spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner may become a Successor Owner if the surviving spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) must make an election within one year of the Owner’s death.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with those rules.

Civil Union Partners, Domestic Partners and Same-Gender Married Couples. The federal Defense of Marriage Act states that none of the following persons are considered married under federal law: civil union partners, domestic partners, or same-gender married couples. Therefore the favorable tax treatment provided by federal tax law to a surviving spouse is NOT available to a surviving civil union partner, a surviving domestic partner, or the surviving spouse of a same-gender marriage. For information about federal tax laws, please consult a tax advisor.

Annuitant. The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

Beneficiary. The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.

Payee. Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

Assignee. Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ACCUMULATION PERIOD

Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrenders and Contract Loans sections of this prospectus.

Account Statements

During the Accumulation Period, the Company will provide a report at least once each certificate year of the certificate’s Account Value, and any other information required by law. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

Account Value

The value of a certificate during the Accumulation Period is referred to as the “Account Value.” The Account Value at any given time is the sum of: (1) the value of the Owner’s interest in the Fixed Account options as of that time; and (2) the value of the Owner’s interest in the Subaccounts as of that time. The value of the Owner’s interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that certificate multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

Accumulation Units. Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs: transfer from a Subaccount; full or partial surrender from the Subaccounts; payment of a death benefit; application of the amounts in the Subaccounts to a settlement option; deduction of the certificate maintenance fee; or deduction of any transfer fee.

Step Up in Account Value under Successor Owner Endorsement

If the Contract is modified by the Successor Owner endorsement, and the surviving spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner becomes a Successor Owner of a certificate, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, CDSCs will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the certificate after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner’s death.

The Successor Owner endorsement may not be available in all states.

Purchase Payments

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are set out in the table below.

	Tax-Qualified	Non-Tax-Qualified
Minimum initial purchase payment	$2,000	$5,000
Minimum monthly payments under periodic payment program	$50	$100
Minimum additional payments	$50	$50
Maximum single purchase payment	$500,000 or Company approval	$500,000 or Company approval

The Company reserves the right to increase or decrease the minimum allowable initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment at its discretion and at any time, where permitted by law.

Processing of Purchase Payments. Each purchase payment will be applied by the Company to the credit of the Owner’s account.

•

If the application form is in Good Order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment at our administrative office.

•

If the application form is not in Good Order, the Company will attempt to get the application form in Good Order within five business days. If the application form is not in Good Order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically gives the Company consent to keep the purchase payment until the application form is in Good Order at our administrative office. Once the application form is in Good Order, the purchase payment will be applied to the Owner’s account within two business days.

Each additional purchase payment is credited to a certificate as of the Valuation Date on which the Company receives the purchase payment at our administrative office. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

Investment Options-Allocations

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. The current restrictions on allocations are set out in the table below.

Tax-Qualified and Non-Tax-Qualified
Minimum allocation to any Subaccount	$10
Minimum allocation to Fixed Accumulation Account	$10
Minimum allocation to Fixed Account option with a guarantee period	$2,000 No amounts may be allocated to a fixed guarantee period option, which would extend beyond the Owner’s 85th birthday or five years after the effective date of the certificate, if later.
Restrictions on allocations during right to cancel period	No current restrictions, however, the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period, if any.

Principal Guarantee Program. An Owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or withdrawals or loans from the certificate). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner’s instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.

Transfers

During the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options. A transfer is effective on the Valuation Date during which the Company receives the request for transfer at our administrative office, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

The current restrictions on transfers are set out in the table below.

Minimum Transfers Amounts	Tax-Qualified and Non-Tax-Qualified
Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less than $1,000
Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less
Minimum transfer to Fixed Accumulation Account	None
Minimum transfer to Fixed Account option with guarantee period

$2,000

No amounts may be transferred to a Fixed Account option with guarantee period, which would extend beyond the Owner’s 85PthP birthday or five years after the effective date of the Contract, if later.

Maximum Transfers Amounts	Tax-Qualified and Non-Tax-Qualified
Maximum transfer from Fixed Accumulation Account	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.
Maximum transfer from maturing Fixed Account option with guarantee period	The amount contained in the maturing Fixed Account option with guarantee period.
Maximum transfer from non-maturing Fixed Account option with guarantee period	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.

Timing Restrictions	Tax-Qualified and Non-Tax-Qualified
Timing restrictions on transfers from Fixed Account options

•       Transfers from Fixed Account options may not be made prior to first contract anniversary.

•       Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of six months from the date of the original transfer.

Automatic Transfer Programs. During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under a certificate without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes
Dollar Cost Averaging: Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guaranteed Interest Rate Option if the Principal Guarantee Program is selected.

Changes in or Termination of Automatic Transfer Programs. The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at 1-800-789-6771, by U.S. or overnight mail, or by facsimile at 513-768-5115. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

Telephone, Facsimile or Internet Transfers. Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period by telephone at 1-800-789-6771, or via facsimile at 513-768-5115, or over the Internet through the Company’s web site at www.gafri.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company’s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers. Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

The Company discourages (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and beneficiaries. Short-term trading can result in:

(1) the dilution of Accumulation Unit Values or Portfolio net asset values; (2) Portfolio advisors taking actions that negatively impact performance (keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests); and/or (3) increased administrative costs due to frequent purchases and redemptions.

To help protect Contract Owners, Annuitants and beneficiaries from the negative impact of these practices, the Company has implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee the Company will be able to detect harmful trading practices, or, if it is detected, to prevent recurrence.

U.S. Mail Restrictions. The Company monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, if a Contract Owner executes multiple transfers involving 10 underlying Portfolios in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as Dollar Cost Averaging, Portfolio Rebalancing and Interest Sweep.

As a result of this monitoring process, the Company may restrict the method of communication by which transfer requests will be accepted. In general, the Company will adhere to the following guidelines.

Trading Behavior	Our Response
6 or more transfer events in one quarter of a Contract Year

We will mail a letter to the Contract Owner notifying the Contract Owner that:

•       we have identified the Contract Owner as a person engaging in harmful trading practices; and

•       if the Contract Owner’s transfer events exceed 12 in one Contract Year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one Contract Year	We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.

On each Contract anniversary, the Company will start the monitoring anew, so that each Contract starts with 0 transfer events the first day of each new Contract year. See, however, the “Other Restrictions” provision below.

Managers of Multiple Contracts. Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by the Company to submit all transfers requests via regular first-class U.S. Mail.

Other Restrictions. The Company reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of the Company’s monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by the Company to constitute harmful trading practices, may be restricted. The Company will consider the following factors: (1) the dollar amount involved in the transfer event; (2) the total assets of the Portfolio involved in the transfer event; (3) the number of transfer events completed in the current Contract year quarter; and (4) whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies.

In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. The Company will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.

The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If the Company determines its goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. The Company will consider waiving the procedures described above for unanticipated financial emergencies.

Information Sharing. As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company:

•	To provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and

•

To prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

Surrenders

An Owner may surrender a certificate either in full or in part during the Accumulation Period. A CDSC may apply on surrender. The restrictions and charges on surrenders are set out in the table below.

Minimum amount of partial surrender	$500
Minimum remaining Surrender Value after partial surrender	$500
Certificate maintenance fee on full surrender	$25 (no CDSC applies to fee)
Contingent deferred sales charge (“CDSC”)	Up to 7% of purchase payments
Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2
Amount available for surrender (valued as of end of Valuation Period in which request for surrender is received by the Company)

•        Tax-Qualified: Account Value less applicable CDSC, subject to tax law or employer plan restrictions on withdrawals or surrenders

•        Non-Tax-Qualified: Account Value less applicable CDSC, subject to employer plan restrictions on withdrawals or surrenders

Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	• First from accumulated earnings (no CDSC applies); and • Then from purchase payments in the order in which we receive them (CDSC may apply)

A full surrender will terminate a certificate. Partial surrenders are withdrawn proportionally from all Subaccounts and Fixed Account options in which the certificate is invested on the date the Company receives the surrender request unless the Owner requests that the surrender be withdrawn from a specific investment option.

A surrender is effective on the Valuation Date during which the Company receives the request for surrender at our administrative office, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a Fixed Account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

Free Withdrawal Privilege. The Company will waive the CDSC on full or partial surrenders during the second and succeeding certificate years on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last certificate anniversary.

If the free withdrawal privilege is not exercised during a certificate year, it does not carry over to the next certificate year. The free withdrawal privilege may not be available under some group Contracts.

Long-Term Care Waiver Rider. If the Long-Term Care Rider is available in your state, it is automatically provided with your Contract. If a Contract is modified by the Long-Term Care Waiver Rider, surrenders may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider.

Systematic Withdrawal. During the Accumulation Period, an Owner may elect to automatically withdraw money from a certificate. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that may be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent that the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the certificate than if annuitization were elected.

Contract Loans

If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract. The Company may make loans to Owners of certain tax-qualified Contracts.

Loan Costs. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge is 8%, but a plan administrator or employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral. Generally, we require the collateral amount to be 110% of the outstanding loan balance. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. The restrictions that otherwise apply to the Fixed Accumulation Account do not apply to transfers of collateral amounts to the Fixed Accumulation Account or to such amounts no longer required to collateralize the loan.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.

•

Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount in the Fixed Accumulation Account is 3%, the maximum loan interest spread is 5%.

•	Because we are currently charging 6% interest on loans and crediting 3% interest on collateral, the current “loan interest spread” is 3%.

•

A plan administrator or employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum “loan interest spread” will be higher than 5% and the current “loan interest spread” will be higher than 3%.

Impact of Loans. If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can partially surrender from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment. We do not treat loan payments as Purchase Payments for the purpose of the CDSC.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a certificate because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

Termination

The Company reserves the right to terminate any certificate at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the certificate will be involuntarily surrendered and the Company will pay the Owner the amount which would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company’s involuntary surrender right as described above.

BENEFIT PAYMENT PERIOD

Annuity Benefit

Date Annuity Payments Begin. An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the certificate anniversary following the 85th birthday of the eldest Owner, or five years after the effective date of the certificate, whichever is later.

Amount Applied to Annuity Payments. The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. For tax-qualified Contracts, if the Payee is a non-natural person, a surrender will be deemed to have been made and the amount applied to a settlement option will be the Surrender Value instead of the Account Value, unless the non-natural person Payee is the Owner of the individual or group Contract and has an immediate obligation to make corresponding payments to the Annuitant of the Contract.

Form of Annuity Payments. The Owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value to a fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.

Death Benefit

A death benefit will be paid under a certificate if the Owner dies during the Accumulation Period. If a surviving spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) becomes a Successor Owner of the certificate, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period. An example of the determination of the Death Benefit Amount is included in Appendix B.

Death Benefit Amount. The Death Benefit Amount will equal the greatest of:

1)	the Account Value on the Death Benefit Valuation Date.

2)	the total purchase payment(s), less any partial surrenders and any CDSCs that applied to those amounts.

3)	the largest Account Value on any certificate anniversary which is an exact multiple of five and prior to the Owner’s death or the Owner’s 75th birthday if earlier, less any partial surrenders and any CDSCs that applied to those amounts.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

The death benefit will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Form of Death Benefit Payment. An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.

Lump Sum Payments of Death Benefits Prior to January 1, 2012. Prior to January 1, 2012, if the beneficiary was an individual and the lump sum payment option was selected, we may have paid the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account was called the Great American Benefit Choice Account. We sent the beneficiary a personalized “checkbook” for this account.

If the beneficiary has not closed this account, then the beneficiary may still withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.

The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

Payment of Benefits

When a certificate is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

Settlement Options

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payment increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

For life contingent settlement options, the death of the Annuitant may result in only a single payment being made. For fixed period settlement options, the periodic payments will continue for the entire fixed period even if the Annuitant dies during the payment period.

Option	Description
Income for a Fixed Period	The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)

Life Annuity with Payments for a Fixed Period	The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

Joint and One-Half Survivor Annuity	The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

Life Annuity	The Company will make periodic payments until the death of the person on whose life the benefit payments are based.

Forms of Benefit Payments Under Settlement Options

Fixed Dollar Payments. Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. The amount of the payment per $1,000 of value will never be less than the guaranteed minimum amount. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

The Company guarantees minimum fixed dollar benefit payment factors based on 1983 group annuity mortality tables, for blended lives (60% female/40% male) with interest at 3% per year, compounded annually. The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

Variable Dollar Payments. The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors, reduced by a pro rata portion of the certificate maintenance fee, equal to the amount of the fee divided by the number of payments to be made over a 12-month period.

The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 3% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccount(s) is less than 3%. Consequently, because the actual rate of return may be different than the assumed rate of return used to set initial payment amounts, the actual payment amounts may vary.

The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the certificate maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the certificate maintenance fee) among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Definitions section of this prospectus.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 301 East Fourth Street, Cincinnati, Ohio 45202.

The Company is a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”). GAFRI is a wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect A.M. Best Company’s opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.

The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely on the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate risk, liquidity risk and credit risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.

THE SEPARATE ACCOUNT

General. The Separate Account was established by the Company on May 26, 1995 as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. Interests in the Subaccounts are securities registered with the SEC. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

Additions, Deletions, or Substitutions of Subaccounts. The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company’s control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio.

If the Company substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the SEC to the extent required by the Investment Company Act of 1940, as amended (“1940 Act”), or other applicable law. The Company will also notify Owners before it substitutes a Portfolio.

New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by the Company and that is not discriminatory.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

VOTING OF PORTFOLIO SHARES

To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount. Because we will use this proportional method of voting, a small number of Owners may determine the manner in which we will vote Portfolio shares for which we solicit voting instructions but receive no timely instructions.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 301 East Fourth Street, Cincinnati, Ohio 45202. GAA is an indirect wholly-owned subsidiary of American Financial Group, Inc. and, as a result, is an affiliate of the Company.

The Contracts are sold by insurance agents who are also registered representatives of broker-dealers that have entered into selling agreements with GAA. Broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

The Company pays commissions to GAA for promotion and sale of the contracts. GAA pays commissions to other broker-dealers for sales made through one of their registered representatives, and these broker-dealers pay their registered representatives from their own funds.

Commissions paid by the Company are calculated as a percentage of the purchase payments received for a contract or a percentage of the contract value (sometimes called a trail commission).

Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from the Company’s general assets.

The Statement of Additional Information includes more information about the compensation we pay to GAA and additional compensation that GAA pays to select selling firms.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Participant’s interest in a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. A taxpayer should seek advice on legal or tax questions based on his or her particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax-Qualified Retirement Plans

Annuities may qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by specific provisions of the Internal Revenue Code (“IRC”). These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, the employer should seek competent legal and tax advice regarding the establishment, maintenance, and operation of the plan and the suitability of the Contract for the particular situation.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, though there are exceptions. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, 401(k), or 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to other amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. The employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Other Group Annuity Programs

Employers and other group sponsors may make annuity contracts that are not tax-qualified retirement plans available for after-tax contributions from their employees or members of the group. IRC Section 72 will generally govern the taxation of such annuities. The income earned on an interest in a Contract is generally not included in income until it is withdrawn from the Contract. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other group annuity programs.

	Tax-Qualified Retirement Plans	Nonqualified Deferred Compensation Plans	Other Group Annuity Programs

Plan Types

•     IRC §408 (IRA, SEP, SIMPLE IRA)

•     IRC §408A (Roth IRA)

•     IRC §403(b) (Tax-Sheltered Annuity)

•     IRC §401 (Pension, Profit–Sharing, 401(k))

•     Governmental IRC §457(b)

•     IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	• IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Eligible employee or other member of group.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions made before August 14, 1982 are returned.

	Tax-Qualified Retirement Plans	Nonqualified Deferred Compensation Plans	Other Group Annuity Programs

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Required Minimum Distributions

The Contracts are subject to the required minimum distribution (“RMD”) rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a Tax-Sheltered Annuity Plan, Pension, Profit-Sharing, or 401(k) Plan, or Governmental Deferred Compensation Plan of an employer, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.

For a Roth IRA or for a Contract that is not tax-qualified, there are no required minimum distributions during life.

All Contracts are generally subject to required minimum distributions after death. Generally, if payments have begun under a settlement option during life or if the required beginning date for distributions from a tax-qualified Contract had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the life expectancy of the designated beneficiary. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse (as defined by federal tax law) may elect out of these requirements, and apply the required minimum distribution rules as if the Contract were his or her own.

THE REGISTRATION STATEMENT

The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC’s web site http://www.sec.gov. The registration number for the Registration Statement is 33-59861.

OTHER INFORMATION AND NOTICES

Householding—Revocation of Consent

Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.

Owners who are currently receiving multiple copies of required documents may request additional information about householding by contacting the Company at 1-800-789-6771.

Electronic Delivery of Required Documents

Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.

Legal Proceedings

The Company and Great American Advisors®, Inc. are involved in various kinds of routine litigation which, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Annuity Investors Life Insurance Company	Benefit Unit Transfer Formulas
Portfolios	Glossary of Financial Terms
Services	Federal Tax Matters
Distribution of the Contracts	Financial Statements
Performance Information

Copies of the Statement of Additional Information dated May 1, 2013 are available without charge.

•

To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

•	You may also call us at 1-800-789-6771, or visit us at our web site www.gafri.com to request a copy.

Annuity Investors Variable Account A

Request for Statement of Additional Information

Name:

Address:

City, State, Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION

Standard Version Accumulation Unit Value	Standard Version Accumulation Units Outstanding	Enhanced Version Accumulation Unit Value	Enhanced Version Accumulation Units Outstanding	Year
American Century VP Large Company Value Fund-Class I Shares (Inception Date 5/1/2005)
11.381456	119,433.277	11.649761	2,028.754	12/31/12
9.902495	151,725.795	10.105079	2,006.865	12/31/11
9.916717	145,594.711	10.089004	2,865.892	12/31/10
9.049172	143,631.839	9.178533	2,980.751	12/31/09
7.633677	146,167.141	7.719337	2,186.782	12/31/08
12.326244	153,225.450	12.426613	2,341.102	12/31/07
12.643976	143,448.851	12.708107	2,062.816	12/31/06
10.670953	34,986.764	10.692687	405.106	12/31/05
American Century VP Mid Cap Value Fund-Class I Shares (Inception Date 5/1/2005)
16.454074	112,946.612	16.841862	2,918.991	12/31/12
14.324490	129,632.957	14.617463	3,470.046	12/31/11
14.606721	155,578.517	14.860411	5,209.780	12/31/10
12.403375	150,377.650	12.580617	5,355.285	12/31/09
9.665945	148,438.694	9.774376	5,968.575	12/31/08
12.939262	179,311.466	13.044587	7,031.118	12/31/07
13.413310	219,796.341	13.481310	10,006.181	12/31/06
11.290574	6,984.348	11.313554	1,969.265	12/31/05
American Century VP Ultra® Fund-Class I Shares (Inception Date 5/1/2005)
12.383478	18,992.815	12.675337	716.910	12/31/12
11.008177	19,238.037	11.233333	716.910	12/31/11
11.029572	11,620.597	11.221153	900.886	12/31/10
9.621508	10,110.283	9.759017	738.643	12/31/09
7.245208	9,338.482	7.326500	822.233	12/31/08
12.538191	10,188.375	12.640272	828.233	12/31/07
10.492509	6,407.709	10.545743	336.492	12/31/06
10.984799	5,074.516	11.007168	151.370	12/31/05
American Century VP VistaSM Fund-Class I Shares (Inception Date 5/1/2005)
13.246496	44,080.981	13.558712	1,330.358	12/31/12
11.603246	48,015.354	11.840582	1,671.424	12/31/11
12.757017	49,860.457	12.978584	2,455.039	12/31/10
10.427850	55,970.371	10.576893	3,075.933	12/31/09
8.622412	73,119.622	8.719167	4,361.039	12/31/08
16.996320	83,240.285	17.134659	6,755.896	12/31/07
12.314644	80,073.506	12.377116	5,221.697	12/31/06
11.439728	8,453.107	11.463018	273.575	12/31/05
BlackRock Basic Value V.I. Fund-Class I (Inception Date 12/7/1995)
30.069504	143,469.686	31.651302	2,061.648	12/31/12
26.700838	180,227.188	28.019876	3,721.104	12/31/11
27.717262	213,228.860	28.998573	4,134.306	12/31/10
24.882318	218,371.939	25.953811	4,298.707	12/31/09
19.214385	221,409.243	19.981111	5,143.588	12/31/08
30.773549	238,453.589	31.904076	9,448.413	12/31/07
30.608679	249,996.235	31.636508	10,435.860	12/31/06
25.434144	259,862.006	26.208874	10,770.177	12/31/05
25.019821	262,502.094	25.704081	11,573.538	12/31/04
22.810796	235,405.286	23.364000	13,652.698	12/31/03
BlackRock Global Allocation V.I. Fund-Class I (Inception Date 12/7/1995)
27.478623	98,845.553	28.924174	1,882.477	12/31/12
25.233884	112,268.498	26.480495	2,531.567	12/31/11
26.477333	114,123.793	27.701397	3,606.470	12/31/10
24.362816	111,826.699	25.411988	4,785.231	12/31/09
20.354500	90,253.537	21.166763	4,904.864	12/31/08
25.580663	85,651.075	26.520617	6,149.618	12/31/07
22.140108	78,734.127	22.883770	5,545.540	12/31/06
19.239089	77,717.735	19.825288	5,128.217	12/31/05

Standard Version Accumulation Unit Value	Standard Version Accumulation Units Outstanding	Enhanced Version Accumulation Unit Value	Enhanced Version Accumulation Units Outstanding	Year
17.628189	65,889.091	18.110453	4,196.276	12/31/04
15.606859	43,963.575	15.985507	4,229.105	12/31/03
BlackRock High Yield V.I. Fund-Class I (Inception Date 12/7/1995)
24.635755	52,047.580	25.917644	898.493	12/31/12
21.570883	58,053.188	22.624223	1,194.259	12/31/11
21.138969	61,291.931	22.104250	2,243.579	12/31/10
18.556238	63,126.985	19.344844	2,811.585	12/31/09
11.997956	61,740.138	12.470032	2,254.675	12/31/08
17.155855	83,118.965	17.776658	4,328.151	12/31/07
16.967691	89,142.086	17.528151	4,729.385	12/31/06
15.694137	103,660.934	16.163574	6,241.077	12/31/05
15.651303	121,511.004	16.070770	7,499.769	12/31/04
14.173673	122,975.371	14.509685	6,800.426	12/31/03
BlackRock Money Market V.I. Fund-Class I (Inception Date 12/7/1995)
1.264899	517,309.516	1.316725	22,736.887	12/31/12
1.277404	526,783.589	1.326238	24,327.224	12/31/11
1.289787	652,213.421	1.335656	26,572.827	12/31/10
1.302246	611,673.666	1.345142	39,611.527	12/31/09
1.313136	601,238.869	1.353058	41,910.296	12/31/08
1.300749	610,689.015	1.337688	97,913.376	12/31/07
1.265850	618,813.280	1.299797	92,972.957	12/31/06
1.233894	785,490.564	1.264875	87,383.828	12/31/05
1.219719	950,106.475	1.247735	131,649.002	12/31/04
1.223020	929,646.597	1.248072	128,532.953	12/31/03
Dreyfus IP Technology Growth Portfolio-Initial Shares (Inception Date 5/1/2005)
16.113543	158,875.880	16.493315	6,074.319	12/31/12
14.113670	233,418.007	14.402322	6,774.682	12/31/11
15.497810	282,243.958	15.766963	8,186.197	12/31/10
12.078525	287,550.635	12.251135	11,324.209	12/31/09
7.757603	289,394.563	7.844649	13,108.638	12/31/08
13.356987	305,423.142	13.465723	16,925.080	12/31/07
11.790739	389,403.221	11.850544	17,960.756	12/31/06
11.446321	2,329.743	11.469631	137.772	12/31/05
The Dreyfus Socially Responsible Growth Fund-Initial Shares (Inception Date 12/7/1995)
19.175871	156,784.874	20.185047	10,341.731	12/31/12
17.343135	189,789.374	18.200290	15,417.882	12/31/11
17.405536	220,114.616	18.210576	20,071.486	12/31/10
15.351268	211,564.650	16.012700	22,573.830	12/31/09
11.622399	218,171.699	12.086467	27,620.729	12/31/08
17.949168	243,144.129	18.609031	32,598.651	12/31/07
16.864692	290,528.144	17.431448	37,171.777	12/31/06
15.638756	317,174.676	16.115493	40,092.374	12/31/05
15.283573	362,858.071	15.701924	45,849.785	12/31/04
14.571838	399,688.683	14.925582	58,450.129	12/31/03
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 12/7/1995)
24.463072	538,392.699	25.750041	15,848.164	12/31/12
21.405524	625,006.405	22.463057	17,958.097	12/31/11
21.276279	728,883.135	22.259948	22,006.314	12/31/10
18.761386	783,736.549	19.569403	28,104.046	12/31/09
15.038587	789,479.677	15.638759	32,198.953	12/31/08
24.228843	840,653.191	25.119070	44,804.427	12/31/07
23.311957	960,052.937	24.094898	62,811.164	12/31/06
20.438623	991,039.992	21.061274	66,751.647	12/31/05
19.769099	1,028,609.077	20.309843	71,802.646	12/31/04
18.093861	1,061,524.920	18.532770	72,185.196	12/31/03
Dreyfus VIF Appreciation Portfolio-Initial Shares (Inception Date 12/7/1995)
27.969026	253,468.549	29.440184	10,660.871	12/31/12
25.649539	335,556.677	26.916518	13,786.482	12/31/11
23.826200	391,375.018	24.927588	17,850.209	12/31/10
20.922965	423,436.333	21.823937	19,667.618	12/31/09
17.287881	448,561.003	17.977722	23,891.958	12/31/08

Standard Version Accumulation Unit Value	Standard Version Accumulation Units Outstanding	Enhanced Version Accumulation Unit Value	Enhanced Version Accumulation Units Outstanding	Year
24.851560	517,511.780	25.764600	28,998.547	12/31/07
23.492331	562,772.333	24.281268	38,415.342	12/31/06
20.423442	598,037.084	21.045587	40,410.223	12/31/05
19.813787	625,853.345	20.355700	43,362.314	12/31/04
19.100406	657,678.472	19.563663	50,653.711	12/31/03
Dreyfus VIF Growth & Income Portfolio-Initial Shares (Inception Date 12/7/1995)
15.335228	90,749.565	16.074823	4,417.145	12/31/12
13.152980	99,299.559	13.745372	5,816.393	12/31/11
13.701970	117,880.856	14.275805	7,348.250	12/31/10
11.698539	152,493.648	12.151596	8,222.704	12/31/09
9.198753	155,010.579	9.526058	9,897.496	12/31/08
15.633335	181,394.405	16.140284	16,486.976	12/31/07
14.599203	211,010.538	15.026728	17,504.102	12/31/06
12.909842	235,610.255	13.247779	17,037.354	12/31/05
12.648851	264,411.535	12.940763	19,166.753	12/31/04
11.918628	281,917.872	12.156933	19,921.405	12/31/03
Dreyfus VIF Money Market Portfolio (Inception Date 5/1/2005)
1.043285	422,027.219	1.066126	17,848.230	12/31/12
1.055826	502,592.630	1.075675	18,103.871	12/31/11
1.068181	696,909.990	1.085065	19,881.588	12/31/10
1.080517	630,964.916	1.094428	40,051.283	12/31/09
1.091696	859,060.272	1.102633	63,780.313	12/31/08
1.079095	438,158.598	1.087049	40,318.223	12/31/07
1.044070	320,807.244	1.049032	22,573.245	12/31/06
1.011753	379,408.934	1.013749	25,712.926	12/31/05
Dreyfus VIF Opportunistic Small Cap Portfolio-Initial Shares (Inception Date 12/7/1997)
15.796675	179,965.920	16.558698	6,173.131	12/31/12
13.268947	232,728.458	13.866703	8,305.126	12/31/11
15.596105	306,567.529	16.249376	10,153.113	12/31/10
12.042256	310,426.732	12.508733	11,644.442	12/31/09
9.675439	311,061.041	10.019784	14,069.454	12/31/08
15.700889	358,662.134	16.210138	23,010.660	12/31/07
17.877947	468,606.515	18.401569	31,918.821	12/31/06
17.445936	514,496.230	17.902667	35,413.829	12/31/05
16.697603	546,720.794	17.083022	42,053.196	12/31/04
15.186341	560,122.890	15.490036	39,500.322	12/31/03
DWS Small Cap Index VIP-Class A (Inception Date 5/1/1999)
18.662346	103,371.006	19.446511	2,135.916	12/31/12
16.257726	105,613.940	16.889302	2,711.170	12/31/11
17.223555	100,811.319	17.838550	4,893.923	12/31/10
13.799314	99,259.574	14.248812	4,687.440	12/31/09
11.040204	93,375.328	11.365292	4,193.161	12/31/08
16.972161	97,407.310	17.418714	6,442.135	12/31/07
17.520732	95,430.853	17.926929	6,118.270	12/31/06
15.100616	78,895.110	15.404037	5,030.329	12/31/05
14.666441	55,658.873	14.915983	8,364.952	12/31/04
12.612134	52,772.478	12.788062	4,984.431	12/31/03
Invesco V.I. American Value Fund-Series I Shares (formerly Invesco Van Kampen V.I. American Value Fund) (Inception Date 5/1/2005)
16.164868	61,292.752	16.545835	531.719	12/31/12
13.955403	85,581.825	14.240821	329.788	12/31/11
14.002685	103,336.200	14.245879	695.973	12/31/10
11.599857	96,178.035	11.765623	505.670	12/31/09
8.438291	85,111.168	8.532963	899.265	12/31/08
14.555182	79,680.202	14.673647	3,436.447	12/31/07
13.668243	66,493.669	13.737539	1,278.062	12/31/06
11.467222	25,187.384	11.490571	804.170	12/31/05
Invesco V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
12.125146	32,502.184	12.373554	1,005.346	12/31/12
10.782494	34,702.712	10.969906	1,005.346	12/31/11
10.925614	56,917.969	11.081917	1,380.969	12/31/10
10.098800	59,034.269	10.212277	1,620.443	12/31/09

Standard Version Accumulation Unit Value	Standard Version Accumulation Units Outstanding	Enhanced Version Accumulation Unit Value	Enhanced Version Accumulation Units Outstanding	Year
7.971070	46,146.985	8.036226	1,224.616	12/31/08
11.555408	41,625.124	11.614400	1,469.174	12/31/07
10.823900	46,361.612	10.846037	1,901.207	12/31/06
Invesco V.I. Government Securities Fund-Series I Shares (Inception Date 5/1/2001)
15.057613	62,534.130	15.597272	164.393	12/31/12
14.880760	86,645.050	15.367154	164.393	12/31/11
13.964270	123,170.274	14.377168	2,038.725	12/31/10
13.416284	118,990.502	13.771147	2,386.801	12/31/09
13.587730	100,138.055	13.904891	4,062.919	12/31/08
12.252142	64,034.932	12.500072	2,147.411	12/31/07
11.668408	61,706.979	11.868275	2,041.864	12/31/06
11.410607	68,254.644	11.571011	2,087.574	12/31/05
11.365931	70,639.152	11.490908	1,924.645	12/31/04
11.221802	73,318.007	11.310994	1,799.901	12/31/03
Invesco V.I. Mid Cap Growth Fund-Series I Shares (Inception Date 5/1/2012) (formerly Invesco Van Kampen Mid Cap Growth Fund)
9.789704	351,247.202	9.809977	7,138.890	12/31/12
Janus Aspen Balanced Portfolio-Institutional Shares (Inception Date 5/1/1997)
37.526244	421,242.825	39.500622	43,903.296	12/31/12
33.448170	506,417.135	35.100810	49,867.940	12/31/11
33.324657	625,907.323	34.865527	62,020.988	12/31/10
31.135396	655,662.992	32.476439	77,489.758	12/31/09
25.045830	678,738.756	26.045511	88,393.055	12/31/08
30.137288	775,768.578	31.244935	102,253.422	12/31/07
27.611739	888,750.515	28.539411	113,005.823	12/31/06
25.253488	933,607.587	26.023121	123,417.338	12/31/05
23.689025	1,020,343.597	24.337277	141,210.654	12/31/04
22.103519	1,119,774.823	22.639931	167,518.765	12/31/03
Janus Aspen Enterprise Portfolio-Institutional Shares (Inception Date 5/1/1997)
27.464506	233,288.070	28.910188	5,983.329	12/31/12
23.713552	290,455.176	24.885816	6,381.660	12/31/11
24.359101	336,915.543	25.485994	7,423.816	12/31/10
19.600569	355,512.718	20.445304	11,399.954	12/31/09
13.705224	368,932.578	14.252575	12,697.115	12/31/08
24.662372	399,380.581	25.569146	20,001.923	12/31/07
20.465645	467,752.915	21.153536	21,716.486	12/31/06
18.241039	502,489.172	18.797207	27,217.688	12/31/05
16.447143	528,762.303	16.897452	32,913.408	12/31/04
13.793001	557,022.449	14.127926	35,727.584	12/31/03
Janus Aspen Forty Portfolio-Institutional Shares (Inception Date 5/1/1999)
14.808308	233,073.327	15.430571	5,109.973	12/31/12
12.078414	270,378.728	12.547680	6,213.711	12/31/11
13.108480	351,484.560	13.576596	9,075.661	12/31/10
12.435039	348,891.057	12.840126	11,384.888	12/31/09
8.605297	340,745.535	8.858714	13,697.214	12/31/08
15.603909	336,346.406	16.014480	15,765.116	12/31/07
11.535242	375,352.714	11.802739	14,978.512	12/31/06
10.682685	402,537.154	10.897390	18,528.552	12/31/05
9.585912	381,221.155	9.749062	25,062.705	12/31/04
8.210347	411,653.808	8.324912	28,721.754	12/31/03
Janus Aspen Overseas Portfolio-Service Shares (Inception Date 5/1/2001)
17.465652	258,668.419	18.091960	2,798.375	12/31/12
15.627892	333,708.055	16.138995	6,413.216	12/31/11
23.389268	378,067.865	24.081061	9,912.670	12/31/10
18.945417	358,424.498	19.446800	10,183.017	12/31/09
10.713638	358,898.577	10.963884	9,899.347	12/31/08
22.712492	334,924.940	23.172117	14,274.561	12/31/07
17.967338	258,801.862	18.275158	13,854.196	12/31/06
12.408206	158,938.498	12.582703	10,857.540	12/31/05
9.523018	49,157.706	9.627805	2,627.058	12/31/04
8.125022	28,887.355	8.189672	1,652.746	12/31/03

Standard Version Accumulation Unit Value	Standard Version Accumulation Units Outstanding	Enhanced Version Accumulation Unit Value	Enhanced Version Accumulation Units Outstanding	Year
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/1997)
18.700002	200,048.639	19.601619	5,374.105	12/31/12
17.304315	202,423.607	18.083422	7,823.224	12/31/11
16.586102	215,955.633	17.280525	8,866.959	12/31/10
15.676009	218,043.181	16.282889	11,487.401	12/31/09
14.478010	191,870.029	14.992986	13,388.814	12/31/08
16.328006	216,365.806	16.857428	11,876.009	12/31/07
15.680757	206,817.135	16.139901	14,378.841	12/31/06
15.307613	227,713.191	15.708240	14,686.316	12/31/05
14.874084	233,218.393	15.217274	16,954.874	12/31/04
14.431713	219,636.273	14.720184	21,006.051	12/31/03
Morgan Stanley UIF U.S. Real Estate Portfolio-Class I (Inception Date 5/1/1997)
40.261188	73,328.691	42.203059	2,531.485	12/31/12
35.199097	82,460.827	36.784530	3,005.865	12/31/11
33.651519	91,422.365	35.061003	3,514.849	12/31/10
26.220630	88,862.502	27.236292	5,221.573	12/31/09
20.687160	89,003.226	21.423309	5,488.539	12/31/08
33.734007	107,458.198	34.827750	6,374.611	12/31/07
41.196075	125,267.061	42.402143	11,225.161	12/31/06
30.218807	134,092.429	31.009682	11,498.629	12/31/05
26.142418	128,825.204	26.745622	12,107.758	12/31/04
19.408863	119,515.647	19.796868	10,873.991	12/31/03
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares (Inception Date 5/1/2001)
11.986429	88,986.973	12.268969	1,062.702	12/31/12
10.637157	91,261.027	10.854767	1,062.702	12/31/11
10.896755	89,678.883	11.086067	1,767.815	12/31/10
10.084951	79,718.479	10.229108	2,476.362	12/31/09
7.066596	78,099.398	7.145918	2,239.514	12/31/08
13.135633	34,196.988	13.242582	2,072.537	12/31/07
11.653897	14,789.695	11.712998	1,694.090	12/31/06
10.932051	7,306.932	10.954308	873.735	12/31/05
Oppenheimer Main Street Fund®/VA-Non-Service Shares (Inception Date 5/1/2001)
12.898509	18,547.874	13.202505	947.815	12/31/12
11.176875	23,227.978	11.405491	935.279	12/31/11
11.319687	30,957.303	11.516314	1,489.536	12/31/10
9.872691	24,849.419	10.013792	1,470.094	12/31/09
7.793221	24,920.246	7.880666	1,524.923	12/31/08
12.826724	26,387.912	12.931145	4,196.765	12/31/07
12.439676	16,862.072	12.502759	3,914.767	12/31/06
10.951319	7,067.357	10.973624	2,464.290	12/31/05
PIMCO VIT High Yield Portfolio-Administrative Class (Inception Date 5/1/2001)
15.834700	41,822.679	16.207790	1,462.751	12/31/12
14.026032	39,126.163	14.312803	1,462.751	12/31/11
13.741058	44,043.008	13.979633	1,460.804	12/31/10
12.152233	43,907.812	12.325800	1,734.496	12/31/09
8.762768	26,634.397	8.861040	1,111.513	12/31/08
11.606268	30,726.405	11.700770	3,761.871	12/31/07
11.355131	23,794.253	11.412719	890.195	12/31/06
10.538907	13,712.853	10.560386	822.142	12/31/05
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 5/1/2001)
14.707210	167,886.650	15.053719	6,724.721	12/31/12
13.694458	181,529.280	13.974443	7,614.342	12/31/11
12.417047	222,450.364	12.632665	4,555.504	12/31/10
11.630885	200,937.324	11.797021	7,063.626	12/31/09
9.948143	166,170.992	10.059707	8,146.666	12/31/08
10.839000	134,989.321	10.927266	8,152.916	12/31/07
9.918967	83,190.573	9.969309	7,024.379	12/31/06
9.972826	31,657.347	9.993159	5,037.446	12/31/05

The above table gives year-end Accumulation Unit information for each Subaccount for the year ended December 31, 2003 (or the effective date of the Subaccount, if later) to December 31, 2012. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the BlackRock Money Market V.I. Fund Subaccount and the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of each Subaccount’s inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

If you have invested in a Subaccount that is closed to new investors, the condensed financial information for such Subaccount will be contained in a Supplemental Prospectus dated May 1, 2013 for Closed Subaccounts.

APPENDIX B: EXAMPLES OF DEATH BENEFIT AMOUNT

This example is intended to help you understand how a partial surrender and any applicable CDSCs impact the Death Benefit amount. This example assumes:

•	your total Purchase Payments equal $100,000;

•	you withdraw $10,000 from the Contract in the second Contract year, and incur applicable CDSCs in the amount of $638;

•	your Account Value on the Death Benefit Valuation Date is $140,000;

•	the Death Benefit Valuation Date occurs on the 9th Contract Anniversary Date;

•	the Account Value on the 5th Contract Anniversary Date was $115,000; and

•	the Death Benefit Valuation Date occurs prior to the Owner’s 75th birthday.

Step One: Calculate the total Purchase Payment(s) less any partial surrenders and applicable CDSCs.

Purchase Payments	$100,000
Less partial surrenders/withdrawals	-10,000
Less applicable CDSCs	–638

Purchase Payments reduced for partial surrenders/CDSCs	$89,362

Step Two: Determine the largest Account Value on any Contract Anniversary which is an exact multiple of five prior to the Death Benefit Valuation Date, less any partial surrenders and applicable CDSCs.

Largest Account Value (5th Contract Anniversary)	$115,00
Less applicable partial surrenders/withdrawals*	-0
Less applicable CDSCs*	–0

Largest Account Value (5th Contract Anniversary) reduced for partial surrenders/CDSCs	$115,000

*

Only partial surrenders/withdrawals made after, and associated CDSCs imposed after, the relevant Contract Anniversary (i.e., the 5th Contract Anniversary in this example) are “applicable” to reduce the relevant Largest Account Value.

Step Three: Determine the Death Benefit amount.

The Death Benefit amount is the largest of the following:

Account Value on the Death Benefit Valuation Date	$140,000
Purchase Payments reduced for partial surrenders/CDSCs	$89,362
Largest Account Value (5th Contract Anniversary) reduced for partial surrenders/CDSCs	$115,000

In this example, the Account Value ($140,000) is larger than the reduced Purchase Payments ($89,362) and larger than the Largest Account Value ($115,000). So, the Death Benefit amount would be based on your Account Value on the Death Benefit Valuation Date ($140,000).

The Death Benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by the balance of any outstanding loans.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT A

THE COMMODORE NAUTICUS®

GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2013

Annuity Investors Life Insurance Company (the “Company”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2013, for The Commodore Nauticus® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference.

Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Closed Subaccount described in this Supplemental Prospectus

This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccount (the “Closed Subaccount”) investing in the following Portfolio:

Janus Aspen Series: Global Research Portfolio (formerly Worldwide Portfolio) – Institutional Shares

Effective April 29, 2013, Janus Aspen Worldwide Portfolio changed its name to Janus Aspen Global Research Portfolio.

The Janus Aspen Global Research Portfolio Closed Subaccount is an additional investment option of the Contracts available only to Contract Owners who held Accumulation Units in this Subaccount on April 29, 2005. This investment option will become unavailable to you once you no longer have money in that Closed Subaccount. .

The Statement of Additional Information (“SAI”) dated May 1, 2013, contains more information about the Company, the Separate Account and the Contracts, including the Closed Subaccount. The Company filed the SAI with the Securities and Exchange Commission and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the Securities and Exchange Commission about the Company, the Separate Account and the Contracts at the Securities and Exchange Commission’s website: http:\\www.sec.gov. The registration number for The Commodore Nauticus® it is 033-59861.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

•	These securities may be sold by a bank or credit union, but are not financial institution products.

•	The Contracts are not FDIC or NCUSIF insured.

•	The Contracts are obligations of the Company and not of the bank or credit union.

•	The bank or credit union does not guarantee the Company’s obligations under the Contracts.

•	The Contracts involve investment risk and may lose value.

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CONDENSED FINANCIAL INFORMATION

The table below gives year-end Accumulation Unit Information for the Commodore Nauticus® variable annuities with respect to the Closed Subaccount for each of the last 10 fiscal years through December 31, 2012. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for the Closed Subaccount shown was 10.00000 as of December 7, 1995 (the inception date of the Closed Subaccount).

The Commodore Nauticus®	Standard Accumulation Unit Value	Standard Number of Accumulation Units Outstanding	Enhanced Accumulation Unit Value	Enhanced Number of Accumulation Units Outstanding	Year Ended
Janus Aspen Global Research Portfolio—Institutional Shares (formerly Janus Aspen Worldwide Portfolio) Effective April 29, 2013, Janus Aspen Worldwide Portfolio changed its name to Janus Aspen Global Research Portfolio.	21.962212	306,991.138	23.117929	22,344.006	12/31/12
	18.522226	374,501.380	19.437583	28,298.493	12/31/11
	21.744439	423,927.343	22.749977	31,341.503	12/31/10
	19.009303	459,545.150	19.828197	35,074.780	12/31/09
	13.979734	487,311.412	14.537779	38,669.594	12/31/08
	25.583578	551,800.681	26.523733	52,040.143	12/31/07
	23.633899	656,994.175	24.427796	61,250.500	12/31/06
	20.246596	723,635.977	20.863528	67,010.525	12/31/05
	19.366261	837,343.378	19.896100	76,840.531	12/31/04
	18.716398	950,344.989	19.170490	88,670.515	12/31/03

THE PORTFOLIO

Overview

The Separate Account currently offers the Closed Subaccount only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). The Closed Subaccount is invested in a Portfolio that has its own investment objectives and policies. The current Portfolio prospectus, which accompanies this Supplemental Prospectus, contains additional information concerning the investment objectives and policies of the Portfolio, the investment advisory services and administrative services of the Portfolio and the charges of the Portfolio. There is no assurance that any Portfolio will achieve its stated objectives.

You should read the Portfolio prospectus, the Contract Prospectus and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to this Closed Subaccount. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gafri.com.

Portfolio, Share Class, Advisor and Portfolio Investment Category

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
Janus Aspen Series Global Research Portfolio	Institutional	Janus Capital Management	International equity: Foreign large growth

Investment Options-Allocations

You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options. You may allocate purchase payments to the Janus Aspen Global Research Portfolio Closed Subaccount only if you held Accumulation Units in that Closed Subaccount as of April 29, 2005.

This investment option will become unavailable to you once you no longer have Accumulation Units in the Closed Subaccount.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT A

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

The Commodore Americus® Contracts

The Commodore Nauticus® Contracts

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2013

This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account A (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

A copy of an Americus Contract prospectus dated May 1, 2010, or a copy of a Nauticus Contract prospectus dated May 1, 2013 as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gafri.com to request a copy.

We filed a separate Registration Statement with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933 for each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for each Contract is shown below.

•	The Commodore Americus® Contract File No. 33-65409

•	The Commodore Nauticus® Contract File No. 33-59861

Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

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2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance® Company (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.

We are an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.

PORTFOLIOS

General Information

If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

We select the portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.

Revenue We Receive from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments.

The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments.

Rule 12b-1 Fees. The Company and/or GAA receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.00% to 0.25%.

Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”). The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.00% to 0.25% and may be significant. Some service providers may pay more in Support Fees than others.

Other Payments. The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC Contracts. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. AILIC Contract owners, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of AILIC Contracts, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amounts may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.

3

SERVICES

Safekeeping of Separate Account Assets

We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.

Records and Reports

We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.

Experts

The financial statements of the Separate Account at December 31, 2012 and for each of the two years in the period then ended, and of the Company at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and have been included in reliance on their reports given on their authority as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts to new purchasers has been suspended. Existing Contract or Certificate owners may make additional purchase payments, however. Although we do not anticipate any further offering of the Contracts, we reserve the right to resume offering any Contract.

Compensation Paid to GAA

This chart sets out the aggregate dollar amount of underwriting commissions paid to, and the amount retained by, Great American Advisors®, Inc. (“GAA”) for each of the last three fiscal years. GAA is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of Annuity Investors Life Insurance Company. Commission information is shown in the aggregate for all such contracts.

	Year Ended 2012	Year Ended 2011	Year Ended 2010
Commissions paid	$5.8 million	$5.3 million	$4.1 million
Commissions retained	$16,172	$6,247	$1.4 million

On August 2, 2010, GAA ceased its retail broker/dealer operations, focusing on its institutional role as the principal underwriter for the variable annuity products issued by the Company’s variable accounts. This reorganization resulted in a significant decrease in the commissions retained by GAA in comparison to prior years.

GAA may enter into revenue sharing, shelf space, and other arrangements with broker-dealers under which GAA pays them additional compensation for services that they provide in connection with the distribution of the Contracts (such as providing access to their distribution networks, sponsoring conferences, seminars, sales programs or training programs for registered representatives or other employees, paying travel expenses incurred in connection with these events, and sponsoring sales and advertising campaigns related to the Contracts) or additional compensation for administrative or operational expenses. These arrangements may not be applicable to all firms in the selling network, the terms of these arrangements may differ between firms, and the compensation payable under these arrangements may include cash compensation, non-cash compensation, or other benefits. Compensation paid under these arrangements will not result in any additional direct charge to you. Compensation under these arrangements may provide an incentive for a selling firm or its registered representatives to favor the sale of the Contracts over other financial products available in the marketplace.

Additional Compensation Paid to Selected Selling Firms

In 2012, the Company made payments, ranging from $30,000 to $35,000, to the following selling firms in connection with conference sponsorships: Lincoln Investment Planning and Planmember.

4

A Portfolio may compensate the Company or GAA for the distribution and operational services that the Company or GAA provides and the costs that it incurs in providing these services. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of the Company variable annuity products that invest in the Portfolios. Payments from a Portfolio to the Company or GAA for these services may be made pursuant to (1) the Portfolio’s Rule 12b-1 plan, in which case the payments are deducted from the Portfolio’s assets or (2) service, administration, sub-transfer or similar agreements between the Company or GAA and the Portfolio’s investment adviser or its affiliate.

PERFORMANCE INFORMATION

We may from time to time disclose performance information for the Subaccounts for various periods of time. Performance information may include:

•	Standardized total return (average annual total return)

•	Adjusted historical total return

•	Non-standardized total return

•	Standardized yield (for Money Market Subaccounts)

These figures are based on historical information and are not intended to indicate future performance. Description of the methods used to determine yield and total return are set forth below.

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

•	compare the performance of a Subaccount with applicable indices and/or industry averages;

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

•	compare investment return on a tax-deferred basis with currently taxable investment return;

•	illustrate investment returns by graphs, charts, or otherwise.

Standardized Total Return—Average Annual Total Return

The standardized total return for a Subaccount represents the average annual total return of the Subaccount over a particular period of time based on a formula adopted by the SEC. We compute the standardized average annual total return by finding the average annual compounded rates of return over one-, five-, and ten-year periods (or for such period of time as the Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T) n    =    ERV

Where:

•	P = a hypothetical initial payment of $1,000

•	T = average annual total return

•	N = number of years

•

ERV = ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

The ERV for total return reflects the deduction of all recurring fees, such as contract maintenance fees, early withdrawal charges, administration charges, and mortality and expense risk charges.

Adjusted Historical Total Return

Adjusted historical total return represents total return for periods prior to the date that a Subaccount commenced operations. We calculate adjusted historical total return using the same formula that we use to compute standardized total return, except that we use the inception date of the corresponding Portfolio rather than the inception date of the Subaccount. In computing adjusted historical total return, we use the historical performance of the corresponding Portfolio and adjust it to reflect the current level of charges that apply to the Subaccount for the particular Contract.

5

Non-Standardized Total Return—Cumulative Total Return

Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return is calculated using the following formula:

CTR    =    (ERV / P) – 1

Where:

•	CTR = the cumulative total return net of Subaccount recurring charges, other than the contract maintenance fee, for the period

•

ERV = ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

•	P = a hypothetical initial payment of $1,000

In computing cumulative total return, we assume an early withdrawal charge of 0%, and no contract maintenance fee. The early withdrawal charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the early withdrawal charge and contract maintenance fee would decrease the return shown.

Standardized Yield for the Money Market Subaccounts

Current Annualized Yield. Each of the Contracts allows for amounts to be allocated to the following Money Market Subaccounts and their corresponding Money Market Portfolios: BlackRock Money Market V.I. Fund and Dreyfus V.I.F. Money Market Portfolio.

In accordance with SEC rules, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities.

The current annualized yield is calculated according to the following formula:

Yield    =    (Base Period Return / 7) * 365

Where:

•	Base Return Period = The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:

AUV at end of 7-day period—AUV at beginning of 7-day period
AUV at beginning of 7-day period

Because the Net Asset Value of a Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for a Money Market Subaccount (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less charges deducted from the Subaccount over the 7-day period. Because of the deductions for charges, the yield for a Money Market Subaccount of the Separate Account will be lower than the yield for its corresponding Money Market Portfolio or any comparable substitute-funding vehicle.

Effective Yield. SEC rules also permit us to disclose the effective yield of a Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

Effective Yield    =    [(Base Period Return + 1) 365 / 7] – 1

Additional Information about Yields. The yield on amounts held in a Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. A Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the corresponding Money Market Portfolio or substitute funding vehicle, and operating expenses.

In addition, the yield figures do not reflect the effect of any taxes, the early withdrawal charge, or the contract maintenance fee that may be applicable on surrender of a Contract.

How to Obtain Current Yield Information. You may obtain current 7-day yield information for a Money Market Subaccount by calling our Administrative Office toll free at 1-800-789-6771.

6

BENEFIT UNIT TRANSFER FORMULAS

Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

BU1 (trans)	=	The number of Benefit Units to be transferred from a given Subaccount
UNIT1 - BU1 (trans)	=	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)
BU2 (trans)	=	The number of Benefit Units transferred to the new Subaccount
UNIT2 + BU2 (trans)	=	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)

Where:

•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

BU2 (trans) equals BU1 (trans) * BUV1/BUV2

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.

GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.

Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

•	NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

•

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus

7

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Taxation of Separate Account Income

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more Subaccount options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral on Non-tax qualified Contracts

Section 817(h) of the Code requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.

8

FINANCIAL STATEMENTS

The audited financial statements of the Separate Account at December 31, 2012 and for each of the two years in the period then ended, and the Company’s audited financial statements at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

The audited financial statements of the Separate Account and the Company’s audited financial statements are not posted with the Statement of Additional Information on our website. To obtain a free paper copy of these financial statements, send your request to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati OH 45201-5423; or call us at 1-800-789-6771.

9

FINANCIAL STATEMENTS Annuity Investors Variable Account A Year Ended December 31, 2012 With Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT A

FINANCIAL STATEMENTS

Year Ended December 31, 2012

Report of Independent Registered Public Accounting Firm

Contract Holders of Annuity Investors Variable Account A

and

Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account A (the “Account”), comprised of the sub-accounts listed in Note 1 to the financial statements, as of December 31, 2012, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account A at December 31, 2012, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 24, 2013

1

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	130,714.455	$1,132,228	$1,382,959
Mid Cap Value Fund	130,836.329	1,602,956	1,907,593
Ultra Fund	22,618.906	224,618	244,284
Vista Fund	34,595.168	520,878	601,957
BlackRock Variable Series Funds, Inc. - Class I:
Basic Value Fund	342,134.073	3,974,996	4,379,316
Global Allocation Fund	172,086.245	2,537,135	2,770,589
High Yield Fund	175,472.854	1,159,483	1,305,518
Money Market Fund	684,282.516	684,283	684,282
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	96,727.892	2,439,774	3,215,235
Stock Index Fund, Inc.	426,203.088	12,473,245	13,578,830
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	192,213.772	1,932,513	2,660,239
Dreyfus Variable Investment Fund - Initial Shares:
Appreciation Portfolio	182,928.764	6,266,254	7,403,126
Growth and Income Portfolio	66,274.118	1,280,245	1,462,670
Money Market Portfolio	459,323.920	459,324	459,323
Opportunistic Small Cap Portfolio	93,022.193	2,718,382	2,945,082
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	145,330.499	1,529,302	1,970,681
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	13,488.160	333,586	406,534
Government Securities Fund	76,143.443	925,798	944,179
Van Kampen American Value Fund	67,041.399	807,028	999,587
Van Kampen Mid Cap Growth Fund	895,060.838	3,559,246	3,508,638
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	645,633.718	17,107,716	17,541,868
Enterprise Portfolio	146,976.117	4,623,984	6,580,121
Forty Portfolio	86,209.317	2,931,083	3,530,272
Worldwide Portfolio	236,133.753	5,936,234	7,258,751
Janus Aspen Series - Service Shares:
Overseas Portfolio	123,371.333	4,902,588	4,568,441
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	361,489.802	3,667,971	3,846,251
U.S. Real Estate Portfolio	196,224.325	2,205,650	3,059,136
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund	23,960.811	960,245	1,079,674
Main Street Fund	10,502.857	204,761	251,754
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	85,106.445	664,596	685,958
Real Return Portfolio	180,377.268	2,447,687	2,570,376

The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2012

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund - 1.25% series contract	119,433.277	$11.381456	$1,359,325
Large Company Value Fund - 0.95% series contract	2,028.754	11.649761	23,634
Mid Cap Value Fund - 1.25% series contract	112,946.612	16.454074	1,858,432
Mid Cap Value Fund - 0.95% series contract	2,918.991	16.841862	49,161
Ultra Fund - 1.25% series contract	18,992.815	12.383478	235,197
Ultra Fund - 0.95% series contract	716.910	12.675337	9,087
Vista Fund - 1.25% series contract	44,080.981	13.246496	583,919
Vista Fund - 0.95% series contract	1,330.358	13.558712	18,038
BlackRock Variable Series Funds, Inc. - Class I:
Basic Value Fund - 1.25% series contract	143,469.686	30.069504	4,314,062
Basic Value Fund - 0.95% series contract	2,061.648	31.651302	65,254
Global Allocation Fund - 1.25% series contract	98,845.553	27.478623	2,716,140
Global Allocation Fund - 0.95% series contract	1,882.477	28.924174	54,449
High Yield Fund - 1.25% series contract	52,047.580	24.635755	1,282,231
High Yield Fund - 0.95% series contract	898.493	25.917644	23,287
Money Market Fund - 1.25% series contract	517,309.516	1.264899	654,344
Money Market Fund - 0.95% series contract	22,736.887	1.316725	29,938
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.25% series contract	156,784.874	19.175871	3,006,487
Socially Responsible Growth Fund, Inc. - 0.95% series contract	10,341.731	20.185047	208,748
Stock Index Fund, Inc. - 1.25% series contract	538,392.699	24.463072	13,170,739
Stock Index Fund, Inc. - 0.95% series contract	15,848.164	25.750041	408,091
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio - 1.25% series contract	158,875.880	16.113543	2,560,053
Technology Growth Portfolio - 0.95% series contract	6,074.319	16.493315	100,186
Dreyfus Variable Investment Fund - Initial Shares:
Appreciation Portfolio - 1.25% series contract	253,468.549	27.969026	7,089,268
Appreciation Portfolio - 0.95% series contract	10,660.871	29.440184	313,858
Growth and Income Portfolio - 1.25% series contract	90,749.565	15.335228	1,391,665
Growth and Income Portfolio - 0.95% series contract	4,417.145	16.074823	71,005
Money Market Portfolio - 1.25% series contract	422,027.219	1.043285	440,295
Money Market Portfolio - 0.95% series contract	17,848.230	1.066126	19,028
Opportunistic Small Cap Portfolio - 1.25% series contract	179,965.920	15.796675	2,842,863
Opportunistic Small Cap Portfolio - 0.95% series contract	6,173.131	16.558698	102,219
DWS Investments VIT Funds - Class A:
Small Cap Index VIP - 1.25% series contract	103,371.006	18.662346	1,929,145
Small Cap Index VIP - 0.95% series contract	2,135.916	19.446511	41,536
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund - 1.25% series contract	32,502.184	12.125146	394,094
Core Equity Fund - 0.95% series contract	1,005.346	12.373554	12,440
Government Securities Fund - 1.25% series contract	62,534.130	15.057613	941,615
Government Securities Fund - 0.95% series contract	164.393	15.597272	2,564
Van Kampen American Value Fund - 1.25% series contract	61,292.752	16.164868	990,789
Van Kampen American Value Fund - 0.95% series contract	531.719	16.545835	8,798
Van Kampen Mid Cap Growth Fund - 1.25% series contract	351,247.202	9.789704	3,438,606
Van Kampen Mid Cap Growth Fund - 0.95% series contract	7,138.890	9.809977	70,032
Janus Aspen Series - Institutional Shares:
Balanced Portfolio - 1.25% series contract	421,242.825	37.526244	15,807,661
Balanced Portfolio - 0.95% series contract	43,903.296	39.500622	1,734,207
Enterprise Portfolio - 1.25% series contract	233,288.070	27.464506	6,407,142
Enterprise Portfolio - 0.95% series contract	5,983.329	28.910188	172,979
Forty Portfolio - 1.25% series contract	233,073.327	14.808308	3,451,422
Forty Portfolio - 0.95% series contract	5,109.973	15.430571	78,850
Worldwide Portfolio - 1.25% series contract	306,991.138	21.962212	6,742,204
Worldwide Portfolio - 0.95% series contract	22,344.006	23.117929	516,547

The accompanying notes are an integral part of these financial statements.

3

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2012

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Continued) (Note 2):
Janus Aspen Series - Service Shares:
Overseas Portfolio - 1.25% series contract	258,668.419	$17.465652	$4,517,813
Overseas Portfolio - 0.95% series contract	2,798.375	18.091960	50,628
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 1.25% series contract	200,048.639	18.700002	3,740,910
Core Plus Fixed Income Portfolio - 0.95% series contract	5,374.105	19.601619	105,341
U.S. Real Estate Portfolio - 1.25% series contract	73,328.691	40.261188	2,952,300
U.S. Real Estate Portfolio - 0.95% series contract	2,531.485	42.203059	106,836
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund - 1.25% series contract	88,986.973	11.986429	1,066,636
Capital Appreciation Fund - 0.95% series contract	1,062.702	12.268969	13,038
Main Street Fund - 1.25% series contract	18,547.874	12.898509	239,240
Main Street Fund - 0.95% series contract	947.815	13.202505	12,514
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio - 1.25% series contract	41,822.679	15.834700	662,250
High Yield Portfolio - 0.95% series contract	1,462.751	16.207790	23,708
Real Return Portfolio - 1.25% series contract	167,886.650	14.707210	2,469,144
Real Return Portfolio - 0.95% series contract	6,724.721	15.053719	101,232

The accompanying notes are an integral part of these financial statements.

4

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENT OF OPERATIONS

For The Year Ended December 31, 2012

						Net Change
				Net Realized		in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 4)	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	$27,882	$19,528	$8,354	$(147,691)	$0	$355,353	$207,662	$216,016
Mid Cap Value Fund	40,325	25,249	15,076	2,497	112,472	142,583	257,552	272,628
Ultra Fund	0	3,420	(3,420)	27,098	0	5,755	32,853	29,433
Vista Fund	0	7,755	(7,755)	(24,689)	0	113,154	88,465	80,710
BlackRock Variable Series Funds, Inc. - Class I:
Basic Value Fund	78,010	62,402	15,608	(450,796)	0	1,012,728	561,932	577,540
Global Allocation Fund	41,925	37,643	4,282	(15,894)	8,144	247,899	240,149	244,431
High Yield Fund	87,656	16,086	71,570	(17,474)	0	122,072	104,598	176,168
Money Market Fund	0	6,852	(6,852)	0	25	0	25	(6,827)
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	27,671	42,319	(14,648)	136,076	0	235,820	371,896	357,248
Stock Index Fund, Inc.	286,095	176,725	109,370	426,047	697,571	647,967	1,771,585	1,880,955
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	0	41,793	(41,793)	411,157	0	101,294	512,451	470,658
Dreyfus Variable Investment Fund - Initial Shares:
Appreciation Portfolio	320,105	109,306	210,799	436,350	0	171,755	608,105	818,904
Growth and Income Portfolio	21,316	18,639	2,677	(20,392)	0	243,031	222,639	225,316
Money Market Portfolio	0	5,151	(5,151)	0	0	0	0	(5,151)
Opportunistic Small Cap Portfolio	0	41,181	(41,181)	(420,910)	0	1,039,298	618,388	577,207
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	17,240	24,415	(7,175)	4,789	457	260,593	265,839	258,664
Invesco Variable Insurance Funds - Series I Shares:
Capital Development Fund	0	17,245	(17,245)	426,420	0	110,760	537,180	519,935
Core Equity Fund	3,788	4,996	(1,208)	21,208	0	27,423	48,631	47,423
Government Securities Fund	32,031	13,962	18,069	4,359	0	(7,338)	(2,979)	15,090
Van Kampen American Value Fund	7,429	14,718	(7,289)	214,459	0	(37,930)	176,529	169,240
Van Kampen Mid Cap Growth Fund	0	31,794	(31,794)	(47,075)	0	(50,608)	(97,683)	(129,477)
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	534,178	233,745	300,433	626,671	1,394,805	(132,300)	1,889,176	2,189,609
Enterprise Portfolio	0	90,198	(90,198)	1,133,623	0	(7,500)	1,126,123	1,035,925
Forty Portfolio	25,711	46,324	(20,613)	288,182	0	464,474	752,656	732,043
Worldwide Portfolio	63,620	94,051	(30,431)	34,065	0	1,237,948	1,272,013	1,241,582
Janus Aspen Series - Service Shares:
Overseas Portfolio	32,834	64,756	(31,922)	(427,680)	587,614	335,639	495,573	463,651
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	177,709	48,126	129,583	(45,958)	0	213,786	167,828	297,411
U.S. Real Estate Portfolio	27,501	39,937	(12,436)	127,007	0	313,893	440,900	428,464
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund	7,875	13,833	(5,958)	131,211	0	483	131,694	125,736
Main Street Fund	2,889	3,556	(667)	37,640	0	3,708	41,348	40,681
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	36,149	7,824	28,325	(1,060)	0	47,856	46,796	75,121
Real Return Portfolio	28,019	36,602	(8,583)	141,055	132,999	(51,762)	222,292	213,709

The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

For The Year Ended December 31, 2012

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts		Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	$8,354	$(147,691)$	0	$355,353	$216,016	$155,139	$489,012	$(21,928	) $	(355,801)$	(139,785)$	1,522,744	$1,382,959
Mid Cap Value Fund	15,076	2,497	112,472	142,583	272,628	155,114	561,702	133,904		(272,684)	(56)	1,907,649	1,907,593
Ultra Fund	(3,420)	27,098	0	5,755	29,433	31,524	27,264	(9,238)		(4,978)	24,455	219,829	244,284
Vista Fund	(7,755)	(24,689)	0	113,154	80,710	42,183	60,354	(37,507)		(55,678)	25,032	576,925	601,957
BlackRock Variable Series Funds, Inc. - Class I:
Basic Value Fund	15,608	(450,796)	0	1,012,728	577,540	356,724	1,254,896	(216,534)		(1,114,706)	(537,166)	4,916,482	4,379,316
Global Allocation Fund	4,282	(15,894)	8,144	247,899	244,431	266,712	610,586	(29,975)		(373,849)	(129,418)	2,900,007	2,770,589
High Yield Fund	71,570	(17,474)	0	122,072	176,168	63,421	268,995	55,646		(149,928)	26,240	1,279,278	1,305,518
Money Market Fund	(6,852)	0	25	0	(6,827)	46,203	62,780	2,507		(14,070)	(20,897)	705,179	684,282
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	(14,648)	136,076	0	235,820	357,248	173,449	605,028	(282,587)		(714,166)	(356,918)	3,572,153	3,215,235
Stock Index Fund, Inc.	109,370	426,047	697,571	647,967	1,880,955	809,608	2,199,086	(694,631)		(2,084,109)	(203,154)	13,781,984	13,578,830
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	(41,793)	411,157	0	101,294	470,658	141,286	1,189,869	(153,792)		(1,202,375)	(731,717)	3,391,956	2,660,239
Dreyfus Variable Investment Fund - Initial Shares:
Appreciation Portfolio	210,799	436,350	0	171,755	818,904	367,719	2,542,481	(218,974)		(2,393,736)	(1,574,832)	8,977,958	7,403,126
Growth and Income Portfolio	2,677	(20,392)	0	243,031	225,316	69,396	221,333	3,258		(148,679)	76,637	1,386,033	1,462,670
Money Market Portfolio	(5,151)	0	0	0	(5,151)	26,586	75,449	(36,787)		(85,650)	(90,801)	550,124	459,323
Opportunistic Small Cap Portfolio	(41,181)	(420,910)	0	1,039,298	577,207	181,637	915,241	(101,748)		(835,352)	(258,145)	3,203,227	2,945,082
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	(7,175)	4,789	457	260,593	258,664	179,673	235,554	5,066		(50,815)	207,849	1,762,832	1,970,681
Invesco Variable Insurance Funds - Series I Shares:
Capital Development Fund	(17,245)	426,420	0	110,760	519,935	109,276	79,014	(4,382,773)		(4,352,511)	(3,832,576)	3,832,576	0
Core Equity Fund	(1,208)	21,208	0	27,423	47,423	26,368	43,058	(9,410)		(26,100)	21,323	385,211	406,534
Government Securities Fund	18,069	4,359	0	(7,338)	15,090	100,027	246,023	(216,785)		(362,781)	(347,691)	1,291,870	944,179
Van Kampen American Value Fund	(7,289)	214,459	0	(37,930)	169,240	102,915	348,424	(123,169)		(368,678)	(199,438)	1,199,025	999,587
Van Kampen Mid Cap Growth Fund	(31,794)	(47,075)	0	(50,608)	(129,477)	183,006	808,326	4,263,435		3,638,115	3,508,638	0	3,508,638
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	300,433	626,671	1,394,805	(132,300)	2,189,609	788,182	3,743,433	(381,621)		(3,336,872)	(1,147,263)	18,689,131	17,541,868
Enterprise Portfolio	(90,198)	1,133,623	0	(7,500)	1,035,925	305,185	1,752,762	(54,764)		(1,502,341)	(466,416)	7,046,537	6,580,121
Forty Portfolio	(20,613)	288,182	0	464,474	732,043	212,930	908,742	150,327		(545,485)	186,558	3,343,714	3,530,272
Worldwide Portfolio	(30,431)	34,065	0	1,237,948	1,241,582	285,923	1,652,907	(102,500)		(1,469,484)	(227,902)	7,486,653	7,258,751
Janus Aspen Series - Service Shares:
Overseas Portfolio	(31,922)	(427,680)	587,614	335,639	463,651	581,626	1,392,861	(402,631)		(1,213,866)	(750,215)	5,318,656	4,568,441
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	129,583	(45,958)	0	213,786	297,411	305,950	465,542	64,159		(95,433)	201,978	3,644,273	3,846,251
U.S. Real Estate Portfolio	(12,436)	127,007	0	313,893	428,464	253,201	482,299	(153,346)		(382,444)	46,020	3,013,116	3,059,136
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund	(5,958)	131,211	0	483	125,736	144,607	255,067	82,105		(28,355)	97,381	982,293	1,079,674
Main Street Fund	(667)	37,640	0	3,708	40,681	28,071	81,164	(6,117)		(59,210)	(18,529)	270,283	251,754
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	28,325	(1,060)	0	47,856	75,121	66,156	150,828	125,788		41,116	116,237	569,721	685,958
Real Return Portfolio	(8,583)	141,055	132,999	(51,762)	213,709	250,333	731,769	245,752		(235,684)	(21,975)	2,592,351	2,570,376

The accompanying notes are an integral part of these financial statements.

6

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

For The Year Ended December 31, 2011

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	$5,835	$(129,702)	$0	$123,043	$(824)	$162,197	$303,745	$192,380	$50,832	$50,008	$1,472,736	$1,522,744
Mid Cap Value Fund	2,246	(5,300)	61,226	(108,255)	(50,083)	177,151	504,260	(65,070)	(392,179)	(442,262)	2,349,911	1,907,649
Ultra Fund	(2,080)	2,735	0	(2,026)	(1,371)	19,212	59,508	123,217	82,921	81,550	138,279	219,829
Vista Fund	(8,106)	(32,562)	0	(16,267)	(56,935)	92,110	125,157	(1,027)	(34,074)	(91,009)	667,934	576,925
BlackRock Variable Series Funds, Inc. - Class I:
Basic Value Fund	23,665	(387,056)	0	148,744	(214,647)	502,187	1,208,047	(193,020)	(898,880)	(1,113,527)	6,030,009	4,916,482
Global Allocation Fund	43,960	64,179	52,662	(314,580)	(153,779)	286,685	571,989	217,492	(67,812)	(221,591)	3,121,598	2,900,007
High Yield Fund	73,647	(26,583)	0	(17,064)	30,000	54,203	299,781	149,615	(95,963)	(65,963)	1,345,241	1,279,278
Money Market Fund	(7,641)	0	0	0	(7,641)	77,182	247,275	6,205	(163,888)	(171,529)	876,708	705,179
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	(10,641)	272,949	0	(247,206)	15,102	210,039	737,473	(112,241)	(639,675)	(624,573)	4,196,726	3,572,153
Stock Index Fund, Inc.	86,329	399,781	103,785	(519,539)	70,356	966,158	2,441,684	(810,626)	(2,286,152)	(2,215,796)	15,997,780	13,781,984
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	(51,351)	310,752	0	(632,414)	(373,013)	245,089	827,032	(156,322)	(738,265)	(1,111,278)	4,503,234	3,391,956
Dreyfus Variable Investment Fund - Initial Shares:
Appreciation Portfolio	45,071	294,434	0	347,384	686,889	519,158	1,578,345	(419,686)	(1,478,873)	(791,984)	9,769,942	8,977,958
Growth and Income Portfolio	(176)	(23,565)	0	(40,279)	(64,020)	87,479	289,314	(68,214)	(270,049)	(334,069)	1,720,102	1,386,033
Money Market Portfolio	(7,695)	0	0	0	(7,695)	69,886	356,382	78,316	(208,180)	(215,875)	765,999	550,124
Opportunistic Small Cap Portfolio	(33,731)	(548,662)	0	(107,244)	(689,637)	236,982	1,190,081	(100,278)	(1,053,377)	(1,743,014)	4,946,241	3,203,227
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	(7,262)	(148,424)	0	39,028	(116,658)	233,050	363,833	186,644	55,861	(60,797)	1,823,629	1,762,832
Invesco Variable Insurance Funds - Series I Shares:
Capital Development Fund	(56,670)	(501,388)	0	228,499	(329,559)	385,508	1,187,114	5,231	(796,375)	(1,125,934)	4,958,510	3,832,576
Core Equity Fund	(1,790)	10,438	0	(12,230)	(3,582)	41,747	232,002	(58,120)	(248,375)	(251,957)	637,168	385,211
Government Securities Fund	38,994	(68,079)	0	120,341	91,256	184,322	368,123	(364,879)	(548,680)	(457,424)	1,749,294	1,291,870
Van Kampen U.S. Mid Cap Value Portfolio	(8,734)	(42,617)	0	40,739	(10,612)	182,917	239,411	(190,768)	(247,262)	(257,874)	1,456,899	1,199,025
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	288,354	1,132,603	1,081,720	(2,392,119)	110,558	1,077,556	4,918,061	(601,463)	(4,441,968)	(4,331,410)	23,020,541	18,689,131
Enterprise Portfolio	(99,143)	966,820	0	(1,076,935)	(209,258)	356,621	1,623,072	126,083	(1,140,368)	(1,349,626)	8,396,163	7,046,537
Forty Portfolio	(37,347)	540,803	0	(838,452)	(334,996)	303,552	1,170,799	(184,688)	(1,051,935)	(1,386,931)	4,730,645	3,343,714
Worldwide Portfolio	(60,287)	(151,800)	0	(1,162,038)	(1,374,125)	338,673	1,254,630	(154,345)	(1,070,302)	(2,444,427)	9,931,080	7,486,653
Janus Aspen Series - Service Shares:
Overseas Portfolio	(64,856)	(421,368)	75,270	(2,396,169)	(2,807,123)	861,958	1,027,522	(790,096)	(955,660)	(3,762,783)	9,081,439	5,318,656
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	89,334	(89,399)	0	157,313	157,248	352,313	670,903	70,527	(248,063)	(90,815)	3,735,088	3,644,273
U.S. Real Estate Portfolio	(12,907)	(637,770)	0	790,128	139,451	290,769	547,774	(69,065)	(326,070)	(186,619)	3,199,735	3,013,116
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund	(9,087)	(12,085)	0	(2,823)	(23,995)	203,300	192,327	(1,492)	9,481	(14,514)	996,807	982,293
Main Street Fund	(705)	(9,304)	0	7,297	(2,712)	40,251	138,268	3,431	(94,586)	(97,298)	367,581	270,283
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	43,698	12,616	0	(63,999)	(7,685)	111,992	169,750	9,544	(48,214)	(55,899)	625,620	569,721
Real Return Portfolio	19,842	120,390	80,508	55,507	276,247	340,971	761,218	(83,374)	(503,621)	(227,374)	2,819,725	2,592,351

The accompanying notes are an integral part of these financial statements.

7

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(1)	ORGANIZATION

Annuity Investors Variable Account A (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on May 26, 1995 and commenced operations on December 7, 1995 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2012 and for the two year period then ended, the following investment options, each representing a sub-account of the Account, were available:

American Century Variable Portfolios – Class I Shares:

•	Large Company Value Fund

•	Mid Cap Value Fund

•	Ultra Fund

•	Vista Fund

BlackRock Variable Series Funds, Inc. – Class I:

•	Basic Value Fund

•	Global Allocation Fund

•	High Yield Fund

•	Money Market Fund

Dreyfus Funds – Initial Shares:

•	Socially Responsible Growth Fund, Inc.

•	Stock Index Fund, Inc.

Dreyfus Investment Portfolio – Initial Shares:

•	Technology Growth Portfolio

Dreyfus Variable Investment Fund – Initial Shares:

•	Appreciation Portfolio

•	Growth and Income Portfolio

•	Money Market Portfolio

•	Opportunistic Small Cap Portfolio

DWS Investments VIT Funds – Class A:

•	Small Cap Index VIP

Invesco Variable Insurance Funds – Series I Shares:

•	Core Equity Fund

•	Government Securities Fund

•	Van Kampen American Value Fund

•	Van Kampen Mid Cap Growth Fund

8

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)	ORGANIZATION - Continued

Janus Aspen Series – Institutional Shares:

•	Balanced Portfolio

•	Enterprise Portfolio

•	Forty Portfolio

•	Worldwide Portfolio

Janus Aspen Series – Service Shares:

•	Overseas Portfolio

Morgan Stanley – The Universal Institutional Funds, Inc. – Class I:

•	Core Plus Fixed Income Portfolio

•	U.S. Real Estate Portfolio

Oppenheimer Variable Account Funds – Non-Service Shares:

•	Capital Appreciation Fund

•	Main Street Fund

PIMCO Variable Insurance Trust – Administrative Class:

•	High Yield Portfolio

•	Real Return Portfolio

The following fund was added to the Account effective April 27, 2012: Invesco Variable Insurance Funds, Inc. – Series I Shares Van Kampen Mid Cap Growth Fund.

Invesco Variable Insurance Funds – Series I Shares Van Kampen U.S. Mid Cap Value Portfolio’s name changed to Invesco Variable Insurance Funds – Series I Shares Van Kampen American Value Fund on April 27, 2012.

The following fund was terminated from the Account effective April 26, 2012: Invesco Variable Insurance Funds, Inc. – Series I Shares Capital Development Fund.

BlackRock Variable Series Fund, Inc. – Class I High Income Fund’s name changed to BlackRock Variable Series Fund, Inc. – Class I High Yield Fund on October 1, 2011.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

9

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

Recent Accounting Standard

Effective January 1, 2012, the Account prospectively adopted ASU 2011-04, which clarifies the application of existing fair value measurement and amends certain disclosure requirements. The impact of adoption was not material to the Account’s results of operations or financial position.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

10

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

11

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year ended December 31, 2012, are as follows:

	2012
	Cost of	Proceeds
	Purchases	from Sales
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	$262,670	$610,117
Mid Cap Value Fund	442,898	588,034
Ultra Fund	93,513	101,911
Vista Fund	30,674	94,107
BlackRock Variable Series Funds, Inc. - Class I:
Basic Value Fund	367,771	1,466,869
Global Allocation Fund	424,230	785,653
High Yield Fund	268,334	346,692
Money Market Fund	50,680	71,577
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	145,521	874,335
Stock Index Fund, Inc.	1,535,560	2,812,728
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	100,394	1,344,562
Dreyfus Variable Investment Fund - Initial Shares:
Appreciation Portfolio	569,035	2,751,972
Growth and Income Portfolio	97,675	243,677
Money Market Portfolio	131,022	221,823
Opportunistic Small Cap Portfolio	155,058	1,031,591
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	247,289	304,822
Invesco Variable Insurance Funds - Series I Shares:
Capital Development Fund	131,079	4,500,835
Core Equity Fund	30,259	57,567
Government Securities Fund	140,716	485,428
Van Kampen American Value Fund	184,094	560,061
Van Kampen Mid Cap Growth Fund	4,538,711	932,390
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	2,295,574	3,937,208
Enterprise Portfolio	407,134	1,999,673
Forty Portfolio	469,893	1,035,991
Worldwide Portfolio	186,117	1,686,032
Janus Aspen Series - Service Shares:
Overseas Portfolio	1,492,209	2,150,383
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	588,975	554,825
U.S. Real Estate Portfolio	299,329	694,209
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund	324,134	358,447
Main Street Fund	31,369	91,246
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	254,252	184,811
Real Return Portfolio	832,996	944,264

12

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(4)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality risk and expense risk under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under the 1.25% Series Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.25% of the daily value of the total investments of the Account. These fees aggregated $1,354,096 for the year ended December 31, 2012.

In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer an Enhanced Contract. Under the 0.95% Series Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 0.95% of the daily value of the total investments of the Account. These fees aggregated $46,035 for the year ended December 31, 2012.

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 7.0% based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $25 per contract. These fees totaled $37,046 for the year ended December 31, 2012.

(5)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc. (GAA), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to GAA for acting as underwriter are paid by the Company.

13

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2012	Units Purchased	Units Redeemed	Units Outstanding 12/31/2012
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund - 1.25% series contract	151,725.795	39,290.356	71,582.874	119,433.277
Large Company Value Fund - 0.95% series contract	2,006.865	29.057	7.168	2,028.754
Mid Cap Value Fund - 1.25% series contract	129,632.957	32,548.508	49,234.853	112,946.612
Mid Cap Value Fund - 0.95% series contract	3,470.046	0.000	551.055	2,918.991
Ultra Fund - 1.25% series contract	19,238.037	10,667.004	10,912.226	18,992.815
Ultra Fund - 0.95% series contract	716.910	0.000	0.000	716.910
Vista Fund - 1.25% series contract	48,015.354	6,935.882	10,870.255	44,080.981
Vista Fund - 0.95% series contract	1,671.424	130.171	471.237	1,330.358
BlackRock Variable Series Funds, Inc. - Class I:
Basic Value Fund - 1.25% series contract	180,227.188	26,926.037	63,683.539	143,469.686
Basic Value Fund - 0.95% series contract	3,721.104	0.000	1,659.456	2,061.648
Global Allocation Fund - 1.25% series contract	112,268.498	22,143.968	35,566.913	98,845.553
Global Allocation Fund - 0.95% series contract	2,531.567	14.179	663.269	1,882.477
High Yield Fund - 1.25% series contract	58,053.188	11,152.021	17,157.629	52,047.580
High Yield Fund - 0.95% series contract	1,194.259	0.000	295.766	898.493
Money Market Fund - 1.25% series contract	526,783.589	52,124.502	61,598.575	517,309.516
Money Market Fund - 0.95% series contract	24,327.224	0.000	1,590.337	22,736.887
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.25% series contract	189,789.374	13,387.312	46,391.812	156,784.874
Socially Responsible Growth Fund, Inc. - 0.95% series contract	15,417.882	43.641	5,119.792	10,341.731
Stock Index Fund, Inc. - 1.25% series contract	625,006.405	99,050.839	185,664.545	538,392.699
Stock Index Fund, Inc. - 0.95% series contract	17,958.097	0.000	2,109.933	15,848.164
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio - 1.25% series contract	233,418.007	20,739.424	95,281.551	158,875.880
Technology Growth Portfolio - 0.95% series contract	6,774.682	13.633	713.996	6,074.319
Dreyfus Variable Investment Fund - Initial Shares:
Appreciation Portfolio - 1.25% series contract	335,556.677	29,244.288	111,332.416	253,468.549
Appreciation Portfolio - 0.95% series contract	13,786.482	273.103	3,398.714	10,660.871
Growth and Income Portfolio - 1.25% series contract	99,299.559	11,268.021	19,818.015	90,749.565
Growth and Income Portfolio - 0.95% series contract	5,816.393	16.927	1,416.175	4,417.145
Money Market Portfolio - 1.25% series contract	502,592.630	249,690.901	330,256.312	422,027.219
Money Market Portfolio - 0.95% series contract	18,103.871	0.000	255.641	17,848.230
Opportunistic Small Cap Portfolio - 1.25% series contract	232,728.458	27,862.173	80,624.711	179,965.920
Opportunistic Small Cap Portfolio - 0.95% series contract	8,305.126	19.286	2,151.281	6,173.131
DWS Investments VIT Funds - Class A:
Small Cap Index VIP - 1.25% series contract	105,613.940	30,437.764	32,680.698	103,371.006
Small Cap Index VIP - 0.95% series contract	2,711.170	0.000	575.254	2,135.916
Invesco Variable Insurance Funds - Series I Shares:
Capital Development Fund - 1.25% series contract	309,511.270	268,382.395	577,893.665	0.000
Capital Development Fund - 0.95% series contract	8,110.695	4,732.129	12,842.824	0.000
Core Equity Fund - 1.25% series contract	34,702.712	5,141.340	7,341.868	32,502.184
Core Equity Fund - 0.95% series contract	1,005.346	0.000	0.000	1,005.346
Government Securities Fund - 1.25% series contract	86,645.050	19,666.454	43,777.374	62,534.130
Government Securities Fund - 0.95% series contract	164.393	0.000	0.000	164.393
Van Kampen American Value Fund - 1.25% series contract	85,581.825	18,629.409	42,918.482	61,292.752
Van Kampen American Value Fund - 0.95% series contract	329.788	201.931	0.000	531.719
Van Kampen Mid Cap Growth Fund - 1.25% series contract	0.000	798,292.794	447,045.592	351,247.202
Van Kampen Mid Cap Growth Fund - 0.95% series contract	0.000	16,949.487	9,810.597	7,138.890
Janus Aspen Series - Institutional Shares:
Balanced Portfolio - 1.25% series contract	506,417.135	47,742.476	132,916.786	421,242.825
Balanced Portfolio - 0.95% series contract	49,867.940	434.175	6,398.819	43,903.296
Enterprise Portfolio - 1.25% series contract	290,455.176	35,261.016	92,428.122	233,288.070
Enterprise Portfolio - 0.95% series contract	6,381.660	0.000	398.331	5,983.329
Forty Portfolio - 1.25% series contract	270,378.728	49,630.175	86,935.576	233,073.327
Forty Portfolio - 0.95% series contract	6,213.711	104.059	1,207.797	5,109.973
Worldwide Portfolio - 1.25% series contract	374,501.380	24,960.079	92,470.321	306,991.138
Worldwide Portfolio - 0.95% series contract	28,298.493	11.210	5,965.697	22,344.006

14

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2012	Units Purchased	Units Redeemed	Units Outstanding 12/31/2012
Janus Aspen Series - Service Shares:
Overseas Portfolio - 1.25% series contract	333,708.055	112,727.091	187,766.727	258,668.419
Overseas Portfolio - 0.95% series contract	6,413.216	0.000	3,614.841	2,798.375
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 1.25% series contract	202,423.607	59,336.717	61,711.685	200,048.639
Core Plus Fixed Income Portfolio - 0.95% series contract	7,823.224	174.729	2,623.848	5,374.105
U.S. Real Estate Portfolio - 1.25% series contract	82,460.827	19,042.275	28,174.411	73,328.691
U.S. Real Estate Portfolio - 0.95% series contract	3,005.865	105.942	580.322	2,531.485
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund - 1.25% series contract	91,261.027	49,040.341	51,314.395	88,986.973
Capital Appreciation Fund - 0.95% series contract	1,062.702	0.000	0.000	1,062.702
Main Street Fund - 1.25% series contract	23,227.978	3,355.162	8,035.266	18,547.874
Main Street Fund - 0.95% series contract	935.279	12.536	0.000	947.815
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio - 1.25% series contract	39,126.163	23,073.229	20,376.713	41,822.679
High Yield Portfolio - 0.95% series contract	1,462.751	0.000	0.000	1,462.751
Real Return Portfolio - 1.25% series contract	181,529.280	78,669.776	92,312.406	167,886.650
Real Return Portfolio - 0.95% series contract	7,614.342	774.326	1,663.947	6,724.721

15

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2011	Purchased	Redeemed	12/31/2011
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund - 1.25% series contract	145,594.711	48,283.245	42,152.161	151,725.795
Large Company Value Fund - 0.95% series contract	2,865.892	3.985	863.012	2,006.865
Mid Cap Value Fund - 1.25% series contract	155,578.517	34,595.297	60,540.857	129,632.957
Mid Cap Value Fund - 0.95% series contract	5,209.780	1.842	1,741.576	3,470.046
Ultra Fund - 1.25% series contract	11,620.597	14,300.556	6,683.116	19,238.037
Ultra Fund - 0.95% series contract	900.886	0.000	183.976	716.910
Vista Fund - 1.25% series contract	49,860.457	9,325.598	11,170.701	48,015.354
Vista Fund - 0.95% series contract	2,455.039	0.000	783.615	1,671.424
BlackRock Variable Series Funds, Inc. - Class I:
Basic Value Fund - 1.25% series contract	213,228.860	39,734.317	72,735.989	180,227.188
Basic Value Fund - 0.95% series contract	4,134.306	7.475	420.677	3,721.104
Global Allocation Fund - 1.25% series contract	114,123.793	32,062.946	33,918.241	112,268.498
Global Allocation Fund - 0.95% series contract	3,606.470	168.334	1,243.237	2,531.567
High Yield Fund - 1.25% series contract	61,291.931	12,829.534	16,068.277	58,053.188
High Yield Fund - 0.95% series contract	2,243.579	13.309	1,062.629	1,194.259
Money Market Fund - 1.25% series contract	652,213.421	82,392.384	207,822.216	526,783.589
Money Market Fund - 0.95% series contract	26,572.827	0.000	2,245.603	24,327.224
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.25% series contract	220,114.616	32,666.432	62,991.674	189,789.374
Socially Responsible Growth Fund, Inc. - 0.95% series contract	20,071.486	35.481	4,689.085	15,417.882
Stock Index Fund, Inc. - 1.25% series contract	728,883.135	70,293.377	174,170.107	625,006.405
Stock Index Fund, Inc. - 0.95% series contract	22,006.314	136.483	4,184.700	17,958.097
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio - 1.25% series contract	282,243.958	43,085.999	91,911.950	233,418.007
Technology Growth Portfolio - 0.95% series contract	8,186.197	453.366	1,864.881	6,774.682
Dreyfus Variable Investment Fund - Initial Shares:
Appreciation Portfolio - 1.25% series contract	391,375.018	33,333.877	89,152.218	335,556.677
Appreciation Portfolio - 0.95% series contract	17,850.209	0.000	4,063.727	13,786.482
Growth and Income Portfolio - 1.25% series contract	117,880.856	13,652.528	32,233.825	99,299.559
Growth and Income Portfolio - 0.95% series contract	7,348.250	0.000	1,531.857	5,816.393
Money Market Portfolio - 1.25% series contract	696,909.990	311,657.757	505,975.117	502,592.630
Money Market Portfolio - 0.95% series contract	19,881.588	0.065	1,777.782	18,103.871
Opportunistic Small Cap Portfolio - 1.25% series contract	306,567.529	29,820.708	103,659.779	232,728.458
Opportunistic Small Cap Portfolio - 0.95% series contract	10,153.113	122.318	1,970.305	8,305.126
DWS Investments VIT Funds - Class A:
Small Cap Index VIP - 1.25% series contract	100,811.319	39,714.991	34,912.370	105,613.940
Small Cap Index VIP - 0.95% series contract	4,893.923	565.792	2,748.545	2,711.170
Invesco Variable Insurance Funds - Series I Shares:
Capital Development Fund - 1.25% series contract	362,300.863	72,919.938	125,709.531	309,511.270
Capital Development Fund - 0.95% series contract	14,341.230	1,229.774	7,460.309	8,110.695
Core Equity Fund - 1.25% series contract	56,917.969	4,866.231	27,081.488	34,702.712
Core Equity Fund - 0.95% series contract	1,380.969	43.758	419.381	1,005.346
Government Securities Fund - 1.25% series contract	123,170.274	38,574.761	75,099.985	86,645.050
Government Securities Fund - 0.95% series contract	2,038.725	0.000	1,874.332	164.393
Van Kampen U.S. Mid Cap Value Portfolio - 1.25% series contract	103,336.200	27,075.400	44,829.775	85,581.825
Van Kampen U.S. Mid Cap Value Portfolio - 0.95% series contract	695.973	154.030	520.215	329.788
Janus Aspen Series - Institutional Shares:
Balanced Portfolio - 1.25% series contract	625,907.323	62,383.575	181,873.763	506,417.135
Balanced Portfolio - 0.95% series contract	62,020.988	1,420.326	13,573.374	49,867.940
Enterprise Portfolio - 1.25% series contract	336,915.543	38,646.347	85,106.714	290,455.176
Enterprise Portfolio - 0.95% series contract	7,423.816	4.335	1,046.491	6,381.660
Forty Portfolio - 1.25% series contract	351,484.560	54,243.896	135,349.728	270,378.728
Forty Portfolio - 0.95% series contract	9,075.661	134.250	2,996.200	6,213.711
Worldwide Portfolio - 1.25% series contract	423,927.343	20,708.486	70,134.449	374,501.380
Worldwide Portfolio - 0.95% series contract	31,341.503	32.900	3,075.910	28,298.493

16

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2011	Purchased	Redeemed	12/31/2011
Janus Aspen Series - Service Shares:
Overseas Portfolio - 1.25% series contract	378,067.865	83,317.253	127,677.063	333,708.055
Overseas Portfolio - 0.95% series contract	9,912.670	26.101	3,525.555	6,413.216
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 1.25% series contract	215,955.633	59,025.833	72,557.859	202,423.607
Core Plus Fixed Income Portfolio - 0.95% series contract	8,866.959	205.283	1,249.018	7,823.224
U.S. Real Estate Portfolio - 1.25% series contract	91,422.365	21,148.285	30,109.823	82,460.827
U.S. Real Estate Portfolio - 0.95% series contract	3,514.849	174.803	683.787	3,005.865
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund - 1.25% series contract	89,678.883	49,809.473	48,227.329	91,261.027
Capital Appreciation Fund - 0.95% series contract	1,767.815	25.198	730.311	1,062.702
Main Street Fund - 1.25% series contract	30,957.303	6,012.558	13,741.883	23,227.978
Main Street Fund - 0.95% series contract	1,489.536	4.907	559.164	935.279
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio - 1.25% series contract	44,043.008	39,415.584	44,332.429	39,126.163
High Yield Portfolio - 0.95% series contract	1,460.804	1.947	0.000	1,462.751
Real Return Portfolio - 1.25% series contract	222,450.364	80,774.150	121,695.234	181,529.280
Real Return Portfolio - 0.95% series contract	4,555.504	5,146.737	2,087.899	7,614.342

17

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2012				Year Ended December 31, 2012
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	121	$11.381456	$11.649761	$1,383	1.92%	0.95%	1.25%	14.94%	15.29%
Mid Cap Value Fund	116	16.454074	16.841862	1,908	2.11%	0.95%	1.25%	14.87%	15.22%
Ultra Fund	20	12.383478	12.675337	244	0.00%	0.95%	1.25%	12.49%	12.84%
Vista Fund	45	13.246496	13.558712	602	0.00%	0.95%	1.25%	14.16%	14.51%
BlackRock Variable Series Funds, Inc. - Class I:
Basic Value Fund	146	30.069504	31.651302	4,379	1.68%	0.95%	1.25%	12.62%	12.96%
Global Allocation Fund	101	27.478623	28.924174	2,771	1.48%	0.95%	1.25%	8.90%	9.23%
High Yield Fund	53	24.635755	25.917644	1,306	6.78%	0.95%	1.25%	14.21%	14.56%
Money Market Fund	540	1.264899	1.316725	684	0.00%	0.95%	1.25%	-0.98%	-0.72%
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	167	19.175871	20.185047	3,215	0.82%	0.95%	1.25%	10.57%	10.91%
Stock Index Fund, Inc.	554	24.463072	25.750041	13,579	2.09%	0.95%	1.25%	14.28%	14.63%
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	165	16.113543	16.493315	2,660	0.00%	0.95%	1.25%	14.17%	14.52%
Dreyfus Variable Investment Fund - Initial Shares:
Appreciation Portfolio	264	27.969026	29.440184	7,403	3.91%	0.95%	1.25%	9.04%	9.38%
Growth and Income Portfolio	95	15.335228	16.074823	1,463	1.50%	0.95%	1.25%	16.59%	16.95%
Money Market Portfolio	440	1.043285	1.066126	459	0.00%	0.95%	1.25%	-1.19%	-0.89%
Opportunistic Small Cap Portfolio	186	15.796675	16.558698	2,945	0.00%	0.95%	1.25%	19.05%	19.41%
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	106	18.662346	19.446511	1,971	0.92%	0.95%	1.25%	14.79%	15.14%
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	34	12.125146	12.373554	407	0.96%	0.95%	1.25%	12.45%	12.80%
Government Securities Fund	63	15.057613	15.597272	944	2.86%	0.95%	1.25%	1.19%	1.50%
Van Kampen American Value Fund	62	16.164868	16.545835	1,000	0.68%	0.95%	1.25%	15.83%	16.19%
Van Kampen Mid Cap Growth Fund	358	9.789704	9.809977	3,509	0.00%	0.95%	1.25%	-2.10%	-1.90%
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	465	37.526244	39.500622	17,542	2.95%	0.95%	1.25%	12.19%	12.53%
Enterprise Portfolio	239	27.464506	28.910188	6,580	0.00%	0.95%	1.25%	15.82%	16.17%
Forty Portfolio	238	14.808308	15.430571	3,530	0.75%	0.95%	1.25%	22.60%	22.98%
Worldwide Portfolio	329	21.962212	23.117929	7,259	0.86%	0.95%	1.25%	18.57%	18.93%
Janus Aspen Series - Service Shares:
Overseas Portfolio	261	17.465652	18.091960	4,568	0.66%	0.95%	1.25%	11.76%	12.10%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	205	18.700002	19.601619	3,846	4.74%	0.95%	1.25%	8.07%	8.40%
U.S. Real Estate Portfolio	76	40.261188	42.203059	3,059	0.91%	0.95%	1.25%	14.38%	14.73%
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund	90	11.986429	12.268969	1,080	0.76%	0.95%	1.25%	12.68%	13.03%
Main Street Fund	19	12.898509	13.202505	252	1.11%	0.95%	1.25%	15.40%	15.76%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	43	15.834700	16.207790	686	5.76%	0.95%	1.25%	12.90%	13.24%
Real Return Portfolio	175	14.707210	15.053719	2,570	1.09%	0.95%	1.25%	7.40%	7.72%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

18

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2011				Year Ended December 31, 2011
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	154	$9.902495	$10.105079	$1,523	1.63%	0.95%	1.25%	-0.14%	0.16%
Mid Cap Value Fund	133	14.324490	14.617463	1,908	1.36%	0.95%	1.25%	-1.93%	-1.63%
Ultra Fund	20	11.008177	11.233333	220	0.00%	0.95%	1.25%	-0.19%	0.11%
Vista Fund	50	11.603246	11.840582	577	0.00%	0.95%	1.25%	-9.04%	-8.77%
BlackRock Variable Series Funds, Inc. - Class I:
Basic Value Fund	184	26.700838	28.019876	4,916	1.72%	0.95%	1.25%	-3.67%	-3.37%
Global Allocation Fund	115	25.233884	26.480495	2,900	2.73%	0.95%	1.25%	-4.70%	-4.41%
High Yield Fund	59	21.570883	22.624223	1,279	6.80%	0.95%	1.25%	2.04%	2.35%
Money Market Fund	551	1.277404	1.326238	705	0.00%	0.95%	1.25%	-0.96%	-0.71%
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	205	17.343135	18.200290	3,572	0.96%	0.95%	1.25%	-0.36%	-0.06%
Stock Index Fund, Inc.	643	21.405524	22.463057	13,782	1.86%	0.95%	1.25%	0.61%	0.91%
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	240	14.113670	14.402322	3,392	0.00%	0.95%	1.25%	-8.93%	-8.66%
Dreyfus Variable Investment Fund - Initial Shares:
Appreciation Portfolio	349	25.649539	26.916518	8,978	1.73%	0.95%	1.25%	7.65%	7.98%
Growth and Income Portfolio	105	13.152980	13.745372	1,386	1.26%	0.95%	1.25%	-4.01%	-3.72%
Money Market Portfolio	521	1.055826	1.075675	550	0.01%	0.95%	1.25%	-1.16%	-0.87%
Opportunistic Small Cap Portfolio	241	13.268947	13.866703	3,203	0.45%	0.95%	1.25%	-14.92%	-14.66%
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	108	16.257726	16.889302	1,763	0.88%	0.95%	1.25%	-5.61%	-5.32%
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	36	10.782494	10.969906	385	0.89%	0.95%	1.25%	-1.31%	-1.01%
Government Securities Fund	87	14.880760	15.367154	1,292	3.83%	0.95%	1.25%	6.56%	6.89%
Van Kampen U.S. Mid Cap Value Portfolio	86	13.955403	14.240821	1,199	0.65%	0.95%	1.25%	-0.34%	-0.04%
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	556	33.448170	35.100810	18,689	2.64%	0.95%	1.25%	0.37%	0.67%
Enterprise Portfolio	297	23.713552	24.885816	7,047	0.00%	0.95%	1.25%	-2.65%	-2.35%
Forty Portfolio	277	12.078414	12.547680	3,344	0.38%	0.95%	1.25%	-7.86%	-7.58%
Worldwide Portfolio	403	18.522226	19.437583	7,487	0.59%	0.95%	1.25%	-14.82%	-14.56%
Janus Aspen Series - Service Shares:
Overseas Portfolio	340	15.627892	16.138995	5,319	0.40%	0.95%	1.25%	-33.18%	-32.98%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	210	17.304315	18.083422	3,644	3.66%	0.95%	1.25%	4.33%	4.65%
U.S. Real Estate Portfolio	85	35.199097	36.784530	3,013	0.86%	0.95%	1.25%	4.60%	4.92%
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund	92	10.637157	10.854767	982	0.38%	0.95%	1.25%	-2.38%	-2.09%
Main Street Fund	24	11.176875	11.405491	270	0.99%	0.95%	1.25%	-1.26%	-0.96%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	41	14.026032	14.312803	570	8.88%	0.95%	1.25%	2.07%	2.38%
Real Return Portfolio	189	13.694458	13.974443	2,592	2.01%	0.95%	1.25%	10.29%	10.62%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

19

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2010				Year Ended December 31, 2010
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	148	$9.916717	$10.089004	$1,473	1.54%	0.95%	1.25%	9.59%	9.92%
Mid Cap Value Fund	161	14.606721	14.860411	2,350	2.19%	0.95%	1.25%	17.76%	18.12%
Ultra Fund	13	11.029572	11.221153	138	0.47%	0.95%	1.25%	14.63%	14.98%
Vista Fund	52	12.757017	12.978584	668	0.00%	0.95%	1.25%	22.34%	22.71%
BlackRock Variable Series Funds, Inc. - Class I:
Basic Value Fund	217	27.717262	28.998573	6,030	1.59%	0.95%	1.25%	11.39%	11.73%
Global Allocation Fund	118	26.477333	27.701397	3,122	1.21%	0.95%	1.25%	8.68%	9.01%
High Income Fund	64	21.138969	22.104250	1,345	7.80%	0.95%	1.25%	13.92%	14.26%
Money Market Fund	679	1.289787	1.335656	877	0.00%	0.95%	1.25%	-0.96%	-0.71%
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	240	17.405536	18.210576	4,197	0.84%	0.95%	1.25%	13.38%	13.73%
Stock Index Fund, Inc.	751	21.276279	22.259948	15,998	1.76%	0.95%	1.25%	13.40%	13.75%
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	290	15.497810	15.766963	4,503	0.00%	0.95%	1.25%	28.31%	28.70%
Dreyfus Variable Investment Fund - Initial Shares:
Appreciation Portfolio	409	23.826200	24.927588	9,770	2.11%	0.95%	1.25%	13.88%	14.22%
Growth and Income Portfolio	125	13.701970	14.275805	1,720	1.19%	0.95%	1.25%	17.13%	17.48%
Money Market Portfolio	717	1.068181	1.085065	766	0.01%	0.95%	1.25%	-1.14%	-0.86%
Opportunistic Small Cap Portfolio	317	15.596105	16.249376	4,946	0.69%	0.95%	1.25%	29.51%	29.90%
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	106	17.223555	17.838550	1,824	0.87%	0.95%	1.25%	24.81%	25.19%
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	58	10.925614	11.081917	637	0.96%	0.95%	1.25%	8.19%	8.52%
Government Securities Fund	125	13.964270	14.377168	1,749	4.63%	0.95%	1.25%	4.08%	4.40%
Van Kampen U.S. Mid Cap Value Portfolio	104	14.002685	14.245879	1,457	0.88%	0.95%	1.25%	20.71%	21.08%
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	688	33.324657	34.865527	23,021	2.80%	0.95%	1.25%	7.03%	7.36%
Enterprise Portfolio	344	24.359101	25.485994	8,396	0.06%	0.95%	1.25%	24.28%	24.65%
Forty Portfolio	361	13.108480	13.576596	4,731	0.35%	0.95%	1.25%	5.42%	5.74%
Worldwide Portfolio	455	21.744439	22.749977	9,931	0.59%	0.95%	1.25%	14.39%	14.74%
Janus Aspen Series - Service Shares:
Overseas Portfolio	388	23.389268	24.081061	9,081	0.53%	0.95%	1.25%	23.46%	23.83%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	225	16.586102	17.280525	3,735	5.89%	0.95%	1.25%	5.81%	6.13%
U.S. Real Estate Portfolio	95	33.651519	35.061003	3,200	2.15%	0.95%	1.25%	28.34%	28.73%
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund	91	10.896755	11.086067	997	0.16%	0.95%	1.25%	8.05%	8.38%
Main Street Fund	32	11.319687	11.516314	368	0.93%	0.95%	1.25%	14.66%	15.00%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	46	13.741058	13.979633	626	8.47%	0.95%	1.25%	13.07%	13.42%
Real Return Portfolio	227	12.417047	12.632665	2,820	1.47%	0.95%	1.25%	6.76%	7.08%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

20

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2009				Year Ended December 31, 2009
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds, Inc. - Series I Shares:
Core Equity Fund	61	10.098800	10.212277	613	2.00%	0.95%	1.25%	26.69%	27.08%
Government Securities Fund	121	13.416284	13.771147	1,629	5.24%	0.95%	1.25%	-1.26%	-0.96%
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	147	9.049172	9.178533	1,327	4.99%	0.95%	1.25%	18.54%	18.90%
Mid Cap Value Fund	156	12.403375	12.580617	1,933	3.73%	0.95%	1.25%	28.32%	28.71%
Ultra Fund	11	9.621508	9.759017	104	0.28%	0.95%	1.25%	32.80%	33.20%
Vista Fund	59	10.427850	10.576893	616	0.00%	0.95%	1.25%	20.94%	21.31%
BlackRock Variable Series Funds, Inc. - Class I:
Basic Value Fund	223	24.882318	25.953811	5,545	2.04%	0.95%	1.25%	29.50%	29.89%
Global Allocation Fund	117	24.362816	25.411988	2,846	2.00%	0.95%	1.25%	19.69%	20.06%
High Income Fund	66	18.556238	19.344844	1,226	8.97%	0.95%	1.25%	54.66%	55.13%
Money Market Fund	651	1.302246	1.345142	850	0.14%	0.95%	1.25%	-0.83%	-0.59%
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	234	15.351268	16.012700	3,609	0.91%	0.95%	1.25%	32.08%	32.48%
Stock Index Fund, Inc.	812	18.761386	19.569403	15,254	1.97%	0.95%	1.25%	24.75%	25.13%
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	299	12.078525	12.251135	3,612	0.43%	0.95%	1.25%	55.70%	56.17%
Dreyfus Variable Investment Fund - Initial Shares:
Appreciation Portfolio	443	20.922965	21.823937	9,289	2.46%	0.95%	1.25%	21.03%	21.39%
Developing Leaders Portfolio	322	12.042256	12.508733	3,884	1.49%	0.95%	1.25%	24.46%	24.84%
Growth and Income Portfolio	161	11.698539	12.151596	1,884	1.25%	0.95%	1.25%	27.18%	27.56%
Money Market Portfolio	671	1.080517	1.094428	726	0.13%	0.95%	1.25%	-1.02%	-0.74%
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	104	13.799314	14.248812	1,437	1.54%	0.95%	1.25%	24.99%	25.37%
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	733	31.135396	32.476439	22,931	2.92%	0.95%	1.25%	24.31%	24.69%
Enterprise Portfolio	367	19.600569	20.445304	7,201	0.00%	0.95%	1.25%	43.02%	43.45%
Forty Portfolio	360	12.435039	12.840126	4,485	0.04%	0.95%	1.25%	44.50%	44.94%
Worldwide Portfolio	495	19.009303	19.828197	9,431	1.36%	0.95%	1.25%	35.98%	36.39%
Janus Aspen Series - Service Shares:
Overseas Portfolio	369	18.945417	19.446800	6,989	0.42%	0.95%	1.25%	76.83%	77.37%
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund	82	10.084951	10.229108	829	0.27%	0.95%	1.25%	42.71%	43.15%
Main Street Fund	26	9.872691	10.013792	260	1.68%	0.95%	1.25%	26.68%	27.07%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	46	12.152233	12.325800	555	7.33%	0.95%	1.25%	38.68%	39.10%
Real Return Portfolio	208	11.630885	11.797021	2,420	2.98%	0.95%	1.25%	16.92%	17.27%
Van Kampen - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	230	15.676009	16.282889	3,605	8.30%	0.95%	1.25%	8.27%	8.60%
U.S. Mid Cap Value Portfolio	97	11.599857	11.765623	1,122	1.17%	0.95%	1.25%	37.47%	37.88%
U.S. Real Estate Portfolio	94	26.220630	27.236292	2,472	2.88%	0.95%	1.25%	26.75%	27.13%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

21

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2008				Year Ended December 31, 2008
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds, Inc. - Series I Shares:
Core Equity Fund	47	7.971070	8.036226	378	2.45%	0.95%	1.25%	-31.02%	-30.81%
Government Securities Fund	104	13.587730	13.904891	1,417	4.53%	0.95%	1.25%	10.90%	11.24%
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	148	7.633677	7.719337	1,133	2.17%	0.95%	1.25%	-38.07%	-37.88%
Mid Cap Value Fund	154	9.665945	9.774376	1,493	0.10%	0.95%	1.25%	-25.30%	-25.07%
Ultra Fund	10	7.245208	7.326500	74	0.00%	0.95%	1.25%	-42.21%	-42.04%
Vista Fund	77	8.622412	8.719167	668	0.00%	0.95%	1.25%	-49.27%	-49.11%
BlackRock Variable Series Funds, Inc. - Class I:
Basic Value Fund	227	19.214385	19.981111	4,357	2.30%	0.95%	1.25%	-37.56%	-37.37%
Global Allocation Fund	95	20.354500	21.166763	1,941	2.29%	0.95%	1.25%	-20.43%	-20.19%
High Income Fund	64	11.997956	12.470032	769	9.39%	0.95%	1.25%	-30.06%	-29.85%
Money Market Fund	643	1.313136	1.353058	846	2.45%	0.95%	1.25%	0.95%	1.15%
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	246	11.622399	12.086467	2,870	0.79%	0.95%	1.25%	-35.25%	-35.05%
Stock Index Fund, Inc.	822	15.038587	15.638759	12,376	2.12%	0.95%	1.25%	-37.93%	-37.74%
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	303	7.757603	7.844649	2,348	0.00%	0.95%	1.25%	-41.92%	-41.74%
Dreyfus Variable Investment Fund - Initial Shares:
Appreciation Portfolio	472	17.287881	17.977722	8,184	2.03%	0.95%	1.25%	-30.44%	-30.22%
Developing Leaders Portfolio	325	9.675439	10.019784	3,151	0.92%	0.95%	1.25%	-38.38%	-38.19%
Growth and Income Portfolio	165	9.198753	9.526058	1,520	0.63%	0.95%	1.25%	-41.16%	-40.98%
Money Market Portfolio	923	1.091696	1.102633	1,008	2.43%	0.95%	1.25%	1.17%	1.43%
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	98	11.040204	11.365292	1,079	1.55%	0.95%	1.25%	-34.95%	-34.75%
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	767	25.045830	26.045511	19,302	2.71%	0.95%	1.25%	-16.89%	-16.64%
Forty Portfolio	354	8.605297	8.858714	3,054	0.15%	0.95%	1.25%	-44.85%	-44.68%
Mid Cap Growth Portfolio	382	13.705224	14.252575	5,237	0.26%	0.95%	1.25%	-44.43%	-44.26%
Worldwide Growth Portfolio	526	13.979734	14.537779	7,375	1.18%	0.95%	1.25%	-45.36%	-45.19%
Janus Aspen Series - Service Shares:
International Growth Portfolio	369	10.713638	10.963884	3,954	2.87%	0.95%	1.25%	-52.83%	-52.69%
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund	80	7.066596	7.145918	568	0.14%	0.95%	1.25%	-46.20%	-46.04%
Main Street Fund	26	7.793221	7.880666	206	1.45%	0.95%	1.25%	-39.24%	-39.06%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	28	8.762768	8.861040	243	7.84%	0.95%	1.25%	-24.50%	-24.27%
Real Return Portfolio	174	9.948143	10.059707	1,735	4.08%	0.95%	1.25%	-8.22%	-7.94%
Van Kampen - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	205	14.478010	14.992986	2,979	4.51%	0.95%	1.25%	-11.33%	-11.06%
U.S. Mid Cap Value Portfolio	86	8.438291	8.532963	726	0.78%	0.95%	1.25%	-42.03%	-41.85%
U.S. Real Estate Portfolio	94	20.687160	21.423309	1,959	3.76%	0.95%	1.25%	-38.68%	-38.49%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

22

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2012, 2011 and 2010

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2012, 2011 and 2010

Report of Independent Registered Public Accounting Firm

Board of Directors

Annuity Investors Life Insurance Company

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2012 and 2011, and the related statements of earnings, comprehensive income, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2012. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

As discussed in Note B to the financial statements, in connection with implementing a new accounting standard in 2012, the Company retrospectively changed its method of accounting for costs associated with issuing or renewing insurance contracts.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 24, 2013

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEET

(Dollars in thousands, except share data)

	December 31
		2011
	2012	(as adjusted)
ASSETS
Invested assets:
Fixed maturities- available for sale - at fair value (amortized cost - $1,990,290 and $1,849,052)	$2,179,584	$1,967,849
Equity securities - at fair value
Common stocks (cost - $542 and $3,079)	640	7,808
Perpetual preferred stocks (cost - $1,000 and $1,000)	1,060	998
Policy loans	60,210	59,870
Cash and cash equivalents	26,611	23,805

Total cash and investments	2,268,105	2,060,330

Accrued investment income	22,239	21,646
Unamortized insurance acquisition costs, net	67,261	121,171
Other assets	16,629	11,183
Variable annuity assets (separate accounts)	579,688	548,311

Total assets	$2,953,922	$2,762,641

LIABILITIES
Annuity benefits accumulated	$2,015,833	$1,913,496
Current federal income tax payable to affiliate	1,521	5,774
Deferred federal income tax liability	54,949	42,325
Other liabilities	10,092	3,738
Variable annuity liabilities (separate accounts)	579,688	548,311

Total liabilities	2,662,083	2,513,644

STOCKHOLDER’S EQUITY
Common stock, par value - $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	176,909	176,909
Retained earnings	51,179	28,396
Accumulated other comprehensive income, net of tax	61,251	41,192

Total stockholder’s equity	291,839	248,997

Total liabilities and stockholder’s equity	$2,953,922	$2,762,641

See accompanying notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF EARNINGS

(In thousands)

	Year Ended December 31
		2011	2010
	2012	(as adjusted)	(as adjusted)
Revenues:
Net investment income	$113,206	$109,719	$102,077
Realized gains (losses) on securities (*)	10,648	(1,050)	199
Annuity policy charges	15,065	15,714	14,585
Other income	1,301	1,250	1,260

Total revenues	140,220	125,633	118,121

Cost and expenses:
Annuity benefits	52,733	67,851	49,811
Insurance acquisition expenses, net	35,611	30,841	25,072
Other operating and general expenses	18,131	16,705	21,799

Total costs and expenses	106,475	115,397	96,682

Operating earnings before income taxes	33,745	10,236	21,439
Provision for income tax expense	10,962	2,833	7,295

Net earnings	$22,783	$7,403	$14,144

(*) Consists of the following:

Realized gains before impairments	$11,003	$2,090	$3,630

Losses on securities with impairment	(403)	(1,225)	(1,827)
Non-credit portion of impairment recognized in other comprehensive income (loss)	48	(1,915)	(1,604)

Impairment charges recognized in earnings	(355)	(3,140)	(3,431)

Total realized gains (losses) on securities	$10,648	$(1,050)	$199

See accompanying notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF COMPREHENSIVE INCOME

(In thousands)

	Year Ended December 31
		2011	2010
	2012	(as adjusted)	(as adjusted)
Comprehensive Income:
Net earnings	$22,783	$7,403	$14,144
Change in net unrealized gains during the year, net of tax	20,059	8,675	27,321

Comprehensive income	$42,842	$16,078	$41,465

See accompanying notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN STOCKHOLDER’S EQUITY

(In thousands)

	Year Ended December 31
		2011	2010
	2012	(as adjusted)	(as adjusted)
Common Stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Capital Surplus:
Balance at beginning and end of year	$176,909	$176,909	$176,909

Retained Earnings:
Balance at beginning of year	$28,396	$20,993	$24,047
Cumulative effect of accounting change, net of tax	—	—	(17,198)

Balance at beginning of year, as adjusted	28,396	20,993	6,849
Net earnings	22,783	7,403	14,144

Balance at end of year	$51,179	$28,396	$20,993

Accumulated other comprehensive income, net of tax:
Balance at beginning of year	$41,192	$32,517	$4,874
Cumulative effect of accounting change, net of tax	—	—	322

Balance at beginning of year, as adjusted	41,192	32,517	5,196
Change in net unrealized gains on securities, net of tax	20,059	8,675	27,321

Balance at end of year	$61,251	$41,192	$32,517

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS

(In thousands)

	Year Ended December 31
		2011	2010
	2012	(as adjusted)	(as adjusted)
Operating Activities:
Net earnings	$22,783	$7,403	$14,144
Adjustments:
Benefits to annuity policyholders	52,733	67,851	49,811
Amortization of insurance acquisition costs	30,729	26,754	21,374
Depreciation and amortization	(6,005)	(7,049)	(7,496)
Realized (gains) losses on investments, net	(10,648)	1,050	(199)
Change in:
Insurance acquisition costs, net	(13,068)	(15,986)	(22,732)
Accrued investment income	(593)	(1,199)	(3,837)
Payable to affiliates, net	(2,428)	(4,473)	10,810
Other liabilities	1,661	2,314	(2,053)
Other assets	(78)	100	4,984
Other, net	(47)	(323)	(251)

Net cash provided by operating activities	75,039	76,442	64,555

Investing Activities:
Purchases of:
Fixed maturities	(320,827)	(316,926)	(464,963)
Equity securities	(498)	—	(1,000)
Proceeds from:
Maturities and redemptions of fixed maturities	158,388	122,775	117,247
Sales of fixed maturities	34,998	56,621	53,390
Sales of equity maturities	10,971	3,000	1,653
Increase in policy loans, net	(340)	(754)	(4,133)

Net cash used in investing activities	(117,308)	(135,284)	(297,806)

Financing Activities:
Annuity receipts	267,760	301,121	351,865
Annuity surrenders, benefits and withdrawals	(258,743)	(273,276)	(222,360)
Net transfers from variable annuity assets	36,058	39,253	7,277

Net cash provided by financing activities	45,075	67,098	136,782

Net increase (decrease) in cash and cash equivalents	2,806	8,256	(96,469)
Beginning cash and cash equivalents	23,805	15,549	112,018

Ending cash and cash equivalents	$26,611	$23,805	$15,549

See accompanying notes to financial statements.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

A.	DESCRIPTION OF THE COMPANY

Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the state of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).

AILIC’s products include fixed, fixed indexed and variable annuities. The products are marketed in 48 states and the District of Columbia to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions.

B.	SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior years to conform to the current year’s presentation.

FAIR VALUE MEASUREMENTS

Effective January 1, 2012, AFG prospectively adopted Accounting Standard Update (“ASU”) 2011-04 which clarifies the application of existing fair value measurement and amends certain disclosure requirements. Disclosures required by the guidance are included in Note C. The impact of adoption was not material to AILIC’s results of operations or financial position.

Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standards establish a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. AILIC did not have any significant non-recurring fair value measurements of nonfinancial assets or liabilities in 2012 or 2011.

New accounting guidance adopted by AILIC on January 1, 2010, requires additional disclosures about transfers between levels in the hierarchy of fair value measurements. The guidance also clarifies existing disclosure requirements related to the level of disaggregation presented and inputs used in determining fair values. Additional detail relating to the roll-forward of Level 3 fair values was required beginning in 2011.

INVESTMENTS

Fixed maturity and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in accumulated other comprehensive income in AILIC’s Balance Sheet. Policy loans are carried primarily at the aggregate unpaid balance. Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. Cash equivalents are carried at cost.

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses) on securities) and the cost basis of that investment is reduced.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

If management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then the other-than-temporary impairment is separated into two components: 1) the amount related to credit losses (recorded in earnings) and 2) the amount related to all other factors (recorded in other comprehensive income). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is recorded to reduce the amortized cost of that security to fair value.

DERIVATIVES

Derivatives included in AILIC’s Balance Sheet are recorded at fair value and consist primarily of 1) the equity-based component of certain indexed annuity products, (included in annuity benefits accumulated), and 2) related call options (included in other assets) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those indexed-annuity products. Changes in the fair value of derivatives are included in earnings.

INSURANCE ACQUISITION COSTS AND EXPENSES

Effective January 1, 2012, AILIC retrospectively adopted ASU 2010-26 that addresses which costs related to issuing or renewing insurance contracts qualify for deferral. To qualify for deferral, the guidance specifies that a cost must be directly related to the successful acquisition of an insurance contract. The financial statements and related disclosures for prior periods have been adjusted to reflect the adoption of the new standard.

The impact of adoption on amounts previously reported is shown in the table below (in thousands).

	December 31,
	2011	2010
Unamortized insurance acquisition costs, net
As previously reported	$143,408
As adjusted	121,171

Deferred federal income tax liability
As previously reported	$50,107
As adjusted	42,325

Shareholder’s equity
As previously reported	$263,452
As adjusted	248,997

Net earnings
As previously reported	$7,835	$16,630
As adjusted	7,403	14,144

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INSURANCE ACQUISTION COSTS AND EXPENSES (CONTINUED)

Unamortized insurance acquisition costs consist primarily of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the Statement of Earnings primarily reflect the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in other operating and general expenses in AILIC’s Statement of Earnings.

DPAC (principally commissions, premium taxes and certain underwriting and policy issuance costs) directly related to the successful acquisition or renewal of an insurance contract are deferred. Unamortized insurance acquisition costs also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.

DPAC related to annuities is deferred to the extent deemed recoverable and amortized, with interest, in relation to the present value of actual and expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margins (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other annuity policy charges, less death, annuitization and guaranteed withdrawal benefits in excess of account balances and estimated future policy administration expenses. To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses) on securities.

DPAC related to annuities is also adjusted, net of tax, for the change in expense that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in unrealized gains (losses) on marketable securities, a component of accumulated other comprehensive income in AILIC’s Balance Sheet.

ANNUITY BENEFITS ACCUMULATED

Annuity receipts and benefit payments are recorded as increases or decreases in annuity benefits accumulated rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges.

For certain products, annuity benefits accumulated also includes reserves for accrued persistency and premium bonuses, guaranteed withdrawals and excess benefits expected to be paid on future deaths and annuitizations (“EDAR”). The liability for EDAR is accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that amounts are determined in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and other life and annuity policy charges, and unearned revenues once they are recognized as income.

Reserves for single-tier fixed annuities are generally recorded at the stated annuitization value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.

VARIABLE ANNUITY ASSETS AND LIABILITIES (SEPARATE ACCOUNTS)

Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAXES

The Company has an intercompany tax allocation agreement with AFG and its includable subsidiaries. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.

Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. A valuation allowance is established to reduce total deferred tax assets to an amount that will more likely than not be realized. AILIC recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained under examination by the appropriate taxing authority. Interest and penalties on AILIC’s reserve for uncertain tax positions are recognized as a component of tax expense.

BENEFIT PLANS

AFG provides retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.

GAFRI and certain of its subsidiaries provide health care and life insurance benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period employees earn such benefits.

STATEMENT OF CASH FLOWS

For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from owners and providing them with a return on their investments. Annuity receipts, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

OTHER COMPREHENSIVE INCOME

Effective January 1, 2012, AILIC retrospectively adopted ASU 2011-05, which eliminates the option to report other comprehensive income in the Statement of Changes in Stockholder’s Equity. As permitted by the standard, comprehensive income is presented herein in a separate statement immediately following the Statement of Earnings. This new presentation does not change the measurement of net earnings or other comprehensive income, and accordingly, had no impact on AILIC’s results of operations or financial position.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C.	FAIR VALUE MEASUREMENTS

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 - Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC’s Level 1 financial instruments consist primarily of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC’s Level 2 financial instruments include separate account assets, equity index call options, corporate and municipal fixed maturity securities and MBS priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

Level 3 - Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

AILIC’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. The Company’s internal investment professionals are a group of approximately 20 analysts whose primary responsibility is to manage AFG’s investment portfolio. These professionals monitor individual investments as well as overall industries and are active in the financial markets on a daily basis. The group is led by AFG’s chief investment officer, who reports directly to one of AFG’s Co-CEOs. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by the Company’s internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, the Company communicates directly with the pricing service regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities.

Amounts reported as the fair value of embedded derivatives are estimated by projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and discounting the excess of the projected contract value amounts. The fair value of the embedded derivatives is adjusted for the non-performance risk of the Company.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C.	FAIR VALUE MEASUREMENTS (CONTINUED)

Assets and liabilities measured and carried at fair value in the financial statements at December 31 are summarized below (in thousands):

	Level 1	Level 2	Level 3	Total
2012
Assets:
Fixed maturities available for sale:
U.S. Government and government agencies	$5,611	$6,657	$—	$12,268
States, municipalities and political subdivisions	—	249,639	—	249,639
Residential MBS	—	312,225	26,699	338,924
Commercial MBS	—	315,205	1,198	316,403
Corporate and other	—	1,241,399	20,951	1,262,350
Equity securities:
Common stocks	640	—	—	640
Perpetual preferred stocks	—	1,060	—	1,060
Separate account assets (a)	—	579,688	—	579,688
Other assets	—	8,812	4,467	13,279

Total assets accounted for at fair value	$6,251	$2,714,685	$53,315	$2,774,251

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$38,733	$38,733

	$—	$—	$38,733	$38,733

	Level 1	Level 2	Level 3	Total
2011
Assets:
Fixed maturities available for sale:
U.S. Government and government agencies	$7,593	$6,968	$—	$14,561
States, municipalities and political subdivisions	—	163,491	—	163,491
Residential MBS	—	283,419	34,938	318,357
Commercial MBS	—	307,553	1,109	308,662
Corporate and other	—	1,133,490	29,288	1,162,778
Equity securities:
Common stocks	7,808	—	—	7,808
Perpetual preferred stocks	998	—	—	998
Separate account assets (a)	—	548,311	—	548,311
Other assets	—	5,658	3,650	9,308

Total assets accounted for at fair value	$16,399	$2,448,890	$68,985	$2,534,274

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$35,861	$35,861

	$—	$—	$35,861	$35,861

(a)	Separate account liabilities equal the fair value for separate account assets.

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C.	FAIR VALUE MEASUREMENTS (CONTINUED)

During 2012 and 2011, there were no significant transfers between Level 1 and Level 2. Less than 2% of the December 31, 2012 total assets accounted for at fair value were Level 3 assets. Approximately 52% of these assets were MBS whose fair value were determined primarily using non-binding broker quotes for which there is a lack of transparency as to the inputs used to determine fair value. Details as to the quantitative inputs are neither provided by the brokers nor otherwise reasonably obtainable by AILIC. Internally developed Level 3 asset fair values represent less than 2% of the total assets measured at fair value.

The only significant Level 3 assets or liabilities carried at fair value in the financial statements that were not measured using broker quotes are the derivatives embedded in AILIC’s fixed indexed annuity liabilities, which are measured using a discounted cash flow approach and had a fair value of $38.7 million at December 31, 2012. The following table presents information about the unobservable inputs used by management in determining fair value of these embedded derivatives.

Unobservable Input	Range
Adjustment for credit risk	0.45% - 2.05% over the risk free rate
Risk margin for uncertanty in cash flows	0.4% reduction in the discount rate
Surrenders	4% - 20% of indexed account value
Partial surrenders	2% - 5% of indexed account value
Deaths	0.5% - 1% of indexed account value
Budgeted option costs	2.5% - 4% of indexed account value

The range of adjustments for credit risk reflects credit spread variations across the yield curve. The range of projected surrender rates reflects the specific surrender charges and other features of AILIC’s individual fixed indexed annuity products with an expected range of 5% to 12% in the majority of future calendar years (4% - 20% over all periods). Increasing the budgeted option cost or risk margin for uncertainty in cash flows assumptions in the table above would increase the fair value of the fixed indexed annuity embedded derivatives, while increasing any of the other unobservable inputs in the table above would decrease the fair value of the embedded derivatives.

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C.	FAIR VALUE MEASUREMENTS (CONTINUED)

Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2012, 2011, and 2010 are presented below (in thousands). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
			Other
	Balance at	Net	comp.	Purchases	Sales	Transfer	Transfer	Balance at
	December 31,	earnings	income	and	and	into	out of	December 31,
	2011	(loss)	(loss)	issuances	settlements	Level 3	Level 3	2012
Fixed maturities available for sale:
States, municipalities and political subdivisions	$—	$25	$64	$1,466	$—	$—	$(1,555)	$—
Residential MBS	34,938	527	678	4,534	(3,681)	5,473	(15,770)	26,699
Commercial MBS	1,109	(74)	163	—	—	—	—	1,198
Corporate and other	29,288	93	1,611	980	(1,943)	2,023	(11,101)	20,951
Other assets	3,650	193	—	916	(292)	—	—	4,467
Embedded derivatives	35,861	(99)	—	5,067	(2,096)	—	—	38,733

		Total realized/unrealized gains (losses) included in
			Other
	Balance at	Net	comp.	Purchases	Sales	Transfer	Transfer	Balance at
	December 31,	earnings	income	and	and	into	out of	December 31,
	2010	(loss)	(loss)	issuances	settlements	Level 3	Level 3	2011
Fixed maturities available for sale:
Residential MBS	$39,081	$331	$(1,039)	$1,959	$(4,711)	$4,090	$(4,773)	$34,938
Commercial MBS	—	(9)	(45)	1,163	—	—	—	1,109
Corporate and other	19,023	85	571	6,855	(968)	10,091	(6,369)	29,288
Other assets	—	—	—	3,650	—	—	—	3,650
Embedded derivatives	21,527	11,730	—	4,278	(1,674)	—	—	35,861

		Total realized/unrealized gains (losses) included in
			Other	Purchases,
	Balance at	Net	comp.	sales,		Transfer	Transfer	Balance at
	December 31,	earnings	income	issuances and		into	out of	December 31,
	2009	(loss)	(loss)	settlements		Level 3	Level 3	2010
Fixed maturities available for sale:
Residential MBS	$55,365	$790	$3,675	$1,444		$4,396	$(26,589)	$39,081
Corporate and other	16,477	448	965	2,368		1,545	(2,780)	19,023
Embedded derivatives	16,528	1,040	—	3,959		—	—	21,527

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C.	FAIR VALUE MEASUREMENTS (CONTINUED)

The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements at December 31 are summarized below (in thousands).

	Carrying	Estimated
	Value	Fair Value	Level 1	Level 2	Level 3
2012
Financial assets:
Policy loans	$60,210	$60,210	$—	$—	$60,210
Cash and cash equivalents	26,611	26,611	26,611	—	—

Total financial assets not accounted for at fair value	$86,821	$86,821	$26,611	$—	$60,210

Financial liabilities:
Annuity benefits accumulated*	$1,968,692	$2,004,648	$—	$—	$2,004,648

Total financial liabilities not accounted for at fair value	$1,968,692	$2,004,648	$—	$—	$2,004,648

	Carrying	Estimated
	Value	Fair Value	Level 1	Level 2	Level 3
2011
Financial assets:
Policy loans	$59,870	$59,870	$—	$—	$59,870
Cash and cash equivalents	23,805	23,805	23,805	—	—

Total financial assets not accounted for at fair value	$83,675	$83,675	$23,805	$—	$59,870

Financial liabilities:
Annuity benefits accumulated*	$1,870,458	$1,851,753	$—	$—	$1,851,753

Total financial liabilities not accounted for at fair value	$1,870,458	$1,851,753	$—	$—	$1,851,753

*	Excludes life contingent annuities in the payout phase.

The carrying amount of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. The fair value of annuity benefits accumulated was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.

15

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D.	INVESTMENTS

Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2012
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$10,994	$12,268	$1,274	$—
States, municipalities and political subdivisions	228,579	249,639	21,536	(476)
Residential MBS	318,886	338,924	24,857	(4,819)
Commercial MBS	278,383	316,403	38,038	(18)
Corporate and other	1,153,448	1,262,350	109,439	(537)

Total fixed maturities	$1,990,290	$2,179,584	$195,144	$(5,850)

Common stocks	$542	$640	$98	$—

Perpetual preferred stocks	$1,000	$1,060	$60	$—

	2011
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$13,206	$14,561	$1,355	$—
States, municipalities and political subdivisions	146,036	163,491	17,455	—
Residential MBS	322,340	318,357	14,164	(18,147)
Commercial MBS	281,838	308,662	27,281	(457)
Corporate and other	1,085,632	1,162,778	83,974	(6,828)

Total fixed maturities	$1,849,052	$1,967,849	$144,229	$(25,432)

Common stocks	$3,079	$7,808	$4,735	$(6)

Perpetual preferred stocks	$1,000	$998	$—	$(2)

The non-credit related portions of other-than-temporary impairment charges are included in other comprehensive income. Cumulative charges taken for residential MBS still owned at December 31, 2012 and 2011, respectively, were $23.8 million and $23.9 million.

16

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D.	INVESTMENTS (CONTINUED)

The following tables show gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011.

	2012
	Less Than Twelve Months			Twelve Months or More
	Unrealized	Fair	Fair Value as	Unrealized	Fair	Fair Value as
	Loss	Value	% of Cost	Loss	Value	% of Cost
Fixed Maturities:
U.S. Government and government agencies	$—	$—	—%	$—	$—	—%
States, municipalities and political subdivisions	476	31,111	98%	—	—	—%
Residential MBS	637	5,572	90%	4,182	38,941	90%
Commercial MBS	18	1,982	99%	—	—	—%
Corporate and other	136	24,425	99%	401	8,223	95%

Total fixed maturities	$1,267	$63,090	98%	$4,583	$47,164	91%

	2011
	Less Than Twelve Months			Twelve Months or More
	Unrealized	Fair	Fair Value as	Unrealized	Fair	Fair Value as
	Loss	Value	% of Cost	Loss	Value	% of Cost
Fixed Maturities:
U.S. Government and government agencies	$—	$—	—%	$—	$—	—%
States, municipalities and political subdivisions	—	—	—%	—	—	—%
Residential MBS	5,561	72,365	93%	12,586	54,198	81%
Commercial MBS	457	15,268	97%	—	—	—%
Corporate and other	3,155	73,983	96%	3,673	36,745	91%

Total fixed maturities	$9,173	$161,616	95%	$16,259	$90,943	85%

Common stocks	$6	$38	86%	$—	$—	—%

Perpetual preferred stocks	$2	$998	100%	$—	$—	—%

At December 31, 2012, the gross unrealized losses on fixed maturities of $5.9 million relate to approximately 159 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 24% of the gross unrealized loss and 67% of the fair value.

The determination of whether unrealized losses are “other-than-temporary” requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

a)	whether the unrealized loss is credit-driven or a result of changes in market interest rates,

b)	the extent to which fair value is less than cost basis,

c)	cash flow projections received from independent sources,

d)	historical operating, balance sheet and cash flow data contained in issuer Securities and Exchange Commission filings and news releases,

e)	near-term prospects for improvement in the issuer and/or its industry,

f)	third party research and communications with industry specialists,

g)	financial models and forecasts,

h)	the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments,

i)	discussions with issuer management, and

j)	ability and intent to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value.

17

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D.	INVESTMENTS (CONTINUED)

At December 31, 2012, gross unrealized losses on AILIC’s residential MBS represented 82% of the total gross unrealized loss on fixed maturity securities and 91% of the “Twelve Months or More”. Of the residential MBS that have been in an unrealized loss position (“impaired”) for 12 months or more (107 securities), approximately 17% of the unrealized losses and 29% of the fair value relate to investment grade rated securities. AILIC analyzes its MBS for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For 2012, AILIC recorded in earnings $0.6 million in other-than-temporary impairment charges related to its residential MBS.

Management believes AILIC will recover its cost basis in the securities with unrealized losses and that AILIC has the ability to hold the securities until they recover in value and had no intent to sell them at December 31, 2012.

A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in millions).

	2012	2011	2010
Balance at January 1	$21.6	$16.5	$9.3
Additional credit impairments on:
Previously impaired securities	0.4	5.4	6.0
Securities without prior impairments	0.2	0.7	1.2
Reductions - disposals	(0.1)	(1.0)	—

Balance at December 31	$22.1	$21.6	$16.5

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2012 (in thousands). Asset-backed securities and other securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers. MBS had an average life of approximately four years at December 31, 2012.

	Amortized	Fair Value
	Cost	Amount	%
Maturity
One year or less	$111,648	$114,671	5%
After one year through five years	443,758	485,033	22
After five years through ten years	678,546	754,691	35
After ten years	159,069	169,862	8

Subtotal	1,393,021	1,524,257	70
MBS	597,269	655,327	30

Total	$1,990,290	$2,179,584	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

At December 31, 2012, U.S. Treasury Notes with a carrying value of $7.8 million were on deposit as required by the insurance departments of various states.

18

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D.	INVESTMENTS (CONTINUED)

There were no investments in individual issuers that exceeded 10% of Stockholder’s Equity at December 31, 2012 or 2011.

In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs and certain other balance sheet amounts related to annuities be adjusted to the extent that unrealized gains and losses from securities would result in adjustments to those balances had the unrealized gains or losses actually been realized. The following table shows (in thousands) the components of the net unrealized gain on securities that is included in Accumulated Other Comprehensive Income in AILIC’s Balance Sheet.

	2012
	Pretax	Deferred Tax	Net
Unrealized gain on:
Fixed maturity securities	$189,294	$(66,253)	$123,041
Equity securities	158	(55)	103
Deferred policy acquisition costs	(93,926)	32,874	(61,052)
Annuity benefits accumulated	(1,294)	453	(841)

	$94,232	$(32,981)	$61,251

	2011
	(as adjusted)
	Pretax	Deferred Tax	Net
Unrealized gain on:
Fixed maturity securities	$118,797	$(41,579)	$77,218
Equity securities	4,727	(1,654)	3,073
Deferred policy acquisition costs	(60,048)	21,016	(39,032)
Annuity benefits accumulated	(102)	35	(67)

	$63,374	$(22,182)	$41,192

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in thousands):

	Fixed	Equity
	Maturities	Securities	Other*	Tax Effects	Total
2012
Realized before impairments	$3,468	$7,934	$(399)	$(3,851)	$7,152
Realized - impairments	(628)	—	273	124	(231)
Change in unrealized	70,497	(4,569)	(35,070)	(10,799)	20,059

2011 (as adjusted)
Realized before impairments	$3,862	$—	$(1,772)	$(732)	$1,358
Realized - impairments	(6,181)	—	3,041	1,099	(2,041)
Change in unrealized	30,785	(1,815)	(15,623)	(4,672)	8,675

2010 (as adjusted)
Realized before impairments	$4,233	$1,072	$(1,675)	$(1,271)	$2,359
Realized - impairments	(7,207)	—	3,776	1,201	(2,230)
Change in unrealized	79,765	3,352	(41,085)	(14,711)	27,321

*	Primarily adjustments to deferred policy acquisition costs related to annuities.

19

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D.	INVESTMENTS (CONTINUED)

Gross realized gains and losses (excluding impairment writedowns and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the Statement of Cash Flows consisted of the following (in thousands):

	2012	2011	2010
Fixed maturities:
Gross gains	$3,874	$4,479	$5,213
Gross losses	(406)	(617)	(980)

Equity securities:
Gross gains	7,934	—	1,072
Gross losses	—	—	—

Net investment income by investment type consisted of the following (in thousands):

	2012	2011	2010
Fixed maturities	$109,149	$106,361	$98,322
Equity securities	94	280	297
Short-term investments	8	7	12
Policy loans	4,123	4,028	3,859
Other	354	75	47

Gross investment income	113,728	110,751	102,537
Investment expenses	(522)	(1,032)	(460)

Net investment income	$113,206	$109,719	$102,077

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $0.4 million in 2012, $0.9 million in 2011, and $0.3 million in 2010.

20

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

E.	DERIVATIVES

As discussed under “Derivatives” in Note B, AILIC uses derivatives in certain areas of its operations. AILIC’s derivatives do not qualify for hedge accounting under GAAP; changes in the fair value of derivatives are included in earnings.

The following derivatives are included in AILIC’s Balance Sheet at fair value (in thousands):

		December 31, 2012		December 31, 2011
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
Indexed annuities (embedded derivatives)	Annuity benefits accumulated	$—	$38,733	$—	$35,861
Equity index call options	Other assets	8,812	—	5,658	—

		$8,812	$38,733	$5,658	$35,861

AILIC’s fixed indexed annuities, which represent approximately one-third of annuity benefits accumulated at December 31, 2012, provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market index. AILIC attempts to mitigate the risk in the index-based component of these products through the purchase of call options on the appropriate index. AILIC’s strategy is designed so that an increase in the liabilities, due to an increase in the market index, will be generally offset by unrealized and realized gains on the call options purchased by AILIC. Both the index-based component of the annuities and the related call options are considered derivatives.

The following table summarizes the gain (loss) included in the Statement of Earnings for changes in the fair value of these derivatives for 2012, 2011 and 2010 (in thousands):

	Statement of
Derivative	Earnings Line	2012	2011	2010
Indexed annuities (embedded derivatives)	Annuity benefits	$99	$(11,730)	$(1,040)
Equity index call options	Annuity benefits	5,709	(834)	6,330

		$5,808	$(12,564)	$5,290

21

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

F.	UNAMORTIZED INSURANCE ACQUISITION COSTS

A progression of unamortized insurance acquisition costs, net, is presented below (in thousands):

	Deferred	Sales
	Costs	Inducements	Unrealized	Total
Balance at December 31, 2009, as reported	$183,640	$26,355	$(3,914)	$206,081
Cummulative effect of accounting change	(26,451)	—	496	(25,955)

Adjusted balance at December 31, 2009	$157,189	$26,355	$(3,418)	$180,126

Additions	22,731	6,028	—	28,759
Amortization:				—
Periodic amortization	(21,374)	(4,198)	—	(25,572)
Included in realized gains	1,880	210	—	2,090
Change in unrealized	—	—	(40,995)	(40,995)

Balance at December 31, 2010	$160,426	$28,395	$(44,413)	$144,408

Additions	15,986	4,389	—	20,375
Amortization:				—
Periodic amortization	(26,754)	(2,490)	—	(29,244)
Included in realized gains	1,109	158	—	1,267
Change in unrealized	—	—	(15,635)	(15,635)

Balance at December 31, 2011	$150,767	$30,452	$(60,048)	$121,171

Additions	13,068	3,473	—	16,541
Amortization:				—
Periodic amortization	(30,729)	(5,724)	—	(36,453)
Included in realized gains	(57)	(63)	—	(120)
Change in unrealized	—	—	(33,878)	(33,878)

Balance at December 31, 2012	$133,049	$28,138	$(93,926)	$67,261

G.	STOCKHOLDER’S EQUITY

Net income and capital and surplus on a statutory basis of the Company were as follows (in thousands):

			Capital and
Net Income			Surplus
2012	2011	2010	2012	2011
$29,500	$20,575	$13,558	$178,505	$157,358

The maximum amount of dividends that can be paid to stockholders in 2013 by life insurance companies domiciled in the state of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2013 without prior approval is $4.5 million, based on earned surplus. In accordance with statutory restrictions, the Company must meet minimum Risk-Based Capital (“RBC”) levels. At December 31, 2012, the Company exceeded the minimum RBC levels and is well in excess of minimum capital requirements set forth by the Company’s state of domicile.

Comprehensive income is defined as all changes in Stockholder’s Equity except those arising from transactions with stockholders. Comprehensive income includes net earnings and changes in net unrealized gains or losses on available for sale securities.

22

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

G.	STOCKHOLDER’S EQUITY (CONTINUED)

The change in net unrealized gains on available for sale securities, a component of accumulated other comprehensive income, net of tax, included the following for the year ended December 31 (in thousands):

	2012
	Pretax	Tax	Net
Unrealized holding gains on securities arising during the period	$41,506	$(14,526)	$26,980
Realized gains on securities included in earnings	(10,648)	3,727	(6,921)

Change in net unrealized gains on available for sale securities	$30,858	$(10,799)	$20,059

	2011
	Pretax	Tax	Net
Unrealized holding gains on securities arising during the period	$12,297	$(4,304)	$7,993
Realized losses on securities included in earnings	1,050	(368)	682

Change in net unrealized gains on available for sale securities	$13,347	$(4,672)	$8,675

	2010
	Pretax	Tax	Net
Unrealized holding gains on securities arising during the period	$42,231	$(14,781)	$27,450
Realized gains on securities included in earnings	(199)	70	(129)

Change in net unrealized gains on available for sale securities	$42,032	$(14,711)	$27,321

H.	FEDERAL INCOME TAXES

The following is a reconciliation of income taxes at the statutory rate of 35% and income taxes as shown in the Statement of Earnings (in thousands):

		2011	2010
	2012	(as adjusted)	(as adjusted)
Earnings before income taxes	$33,745	$10,236	$21,439

Income taxes at statutory rate	$11,811	$3,583	$7,504
Effect of:
Dividends received deduction	(880)	(822)	(653)
Other	31	72	444

Provision for income taxes as shown on the Statement of Earnings	$10,962	$2,833	$7,295

23

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

H.	FEDERAL INCOME TAXES (CONTINUED)

The total provision for income tax expense consists of (in thousands):

		2011	2010
	2012	(as adjusted)	(as adjusted)
Federal taxes:
Current	$11,816	$8,200	$685
Deferred	(854)	(5,367)	6,610

Provision for income tax expense	$10,962	$2,833	$7,295

Deferred income tax assets and liabilities reflect temporary difference between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the Balance Sheet at December 31 were as follows (in thousands):

		2011
	2012	(as adjusted)
Deferred tax assets:
Policyholder liabilities	$34,955	$38,032
Investment securities	1,750	3,681
Other, net	495	651

Total deferred tax assets	37,200	42,364
Deferred tax liabilities:
Unamortized insurance acquisition costs	(55,654)	(62,507)
Unrealized gains	(32,981)	(22,182)
Investment securities	(3,514)	—

Total deferred tax liabilities	(92,149)	(84,689)

Deferred federal income tax liability	$(54,949)	$(42,325)

The likelihood of realizing deferred tax assets is reviewed periodically; any adjustments required to the valuation allowance are made in the period during which developments requiring an adjustment become known.

AILIC increased /(decreased) its liability for uncertain tax positions by $0.3 million in 2012, ($0.5) million in 2011 and $1.9 million in 2010, exclusive of interest, to reflect uncertainty as to the timing of tax return inclusion of income related to certain securities. Because the ultimate recognition of income with respect to these securities is highly certain, any adjustments to this liability will result in offsetting adjustments in AILIC’s deferred tax liability. Accordingly, the ultimate resolution of this item will not impact AILIC’s annual effective tax rate but could accelerate the payment of taxes.

A progression of the liability for uncertain tax positions, excluding interest and penalties, follows (in thousands):

	2012	2011	2010
Balance at January 1	$1,406	$1,907	$—
Additions/(reductions) for tax positions of current year	343	(501)	1,907

Balance at December 31	$1,749	$1,406	$1,907

As of December 31, 2012, AILIC’s 2008 through 2012 tax years remain subject to examination by the Internal Revenue Service. Cash payments/(receipts) for income taxes, net of refunds, were $13.4 million, $7.3 million and ($3.5) million in 2012, 2011 and 2010, respectively.

24

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

I.	ADDITIONAL INFORMATION

At December 31, 2012, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on that date) exceeded the fair value of the underlying variable annuities by $39.6 million, compared to $63.0 million at December 31, 2011. This benefit is on all of AILIC’s variable annuity policies. AILIC had a $0.1 million GAAP reserve related to this benefit at December 31, 2012 compared to a $0.9 million GAAP reserve at December 31, 2011. Death benefits paid in excess of the variable annuity account balances were $0.5 million, $0.7 million and $0.5 million for 2012, 2011 and 2010, respectively. The weighted average age of these policyholders was 54 years old at December 31, 2012.

AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2012, AILIC paid $16 thousand in commissions to GAA. In 2011 and 2010, AILIC paid $6 thousand and $1.4 million, respectively, in commissions to GAA. GAA exited the retail brokerage business on August 3, 2010 after GAFRI announced a definitive agreement with Lincoln Investment Planning, Inc., another independent broker dealer, which resulted in a substantial decrease in paid commissions for 2012 and 2011.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2012, 2011 and 2010, AILIC paid $18.5 million, $16.6 million and $23.2 million, respectively, for services to affiliates.

AILIC expensed approximately $0.4 million in both 2012 and 2011 and $0.6 million in 2010 for its retirement and employee savings plans.

25

PART C. Other Information

Note:	This Part C contains information related to The Commodore Nauticus® Variable Contract (File No. 33-59861), and Annuity Investors Variable Account A.

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)	Exhibits

	(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors® Variable Account A. 1/

	(2)	Not Applicable.

	(3)	Distribution and Selling Agreements.

		(a)	Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.). 2/

		(b)	Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 12/

	(4)	Group Contract Forms, Certificate Forms and Endorsements.

		(a)	Group Contract Forms and Endorsements

			(i)	Form of Group Flexible Premium Deferred Annuity Contract. 1/

			(ii)	Form of Enhanced Group Flexible Premium Deferred Annuity Contract. 1/

			(iii)	Form of Loan Endorsement to Group Contract. 1/

			(iv)	Form of Employer Plan Endorsement to Group Contract. 1/

			(v)	Form of Tax Sheltered Annuity Endorsement to Group Contract. 1/

			(vi)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 1/

			(vii)	Form of Long-Term Care Waiver Rider to Group Contract. 1/

			(viii)	Form of Section 457 Plan/Deferred Compensation Endorsement to Group Contract. 1/

			(ix)	Revised Form of Employer Plan Endorsement to Group Contract. 4/

			(x)	Revised Form of Tax Sheltered Annuity Endorsement Group Contract. 4/

			(xi)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 4/

			(xii)	Form of Governmental Section 457 Plan Endorsement to Group Contract. 4/

			(xiii)	Form of Settlement Options Endorsement to Certificate 16/

		(b)	Certificate of Participation Forms and Endorsements.

	(i)	Form of Certificate of Participation. 1/

	(ii)	Form of Certificate of Participation under Enhanced Contract. 1/

	(iii)	Form of Loan Endorsement to Certificate. 1/

	(iv)	Form of Employer Plan Endorsement to Certificate. 1/

	(v)	Form of Tax Sheltered Annuity Endorsement to Certificate. 1/

	(vi)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate. 1/

	(vii)	Form of Long-Term Care Waiver Rider to Certificate. 1/

	(viii)	Form of Deferred Compensation Endorsement to Certificate. 5/

	(ix)	Revised Form of Employer Plan Endorsement to Certificate. 4/

	(x)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate. 4/

	(xi)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate. 4/

	(xii)	Form of Governmental Section 457 Plan Endorsement to Certificate. 4/

(c)	Group Contract Form and Certificate of Participation for use in South Dakota. 1/

	(i)	Form of Group Flexible Premium Deferred Annuity Contract for use in South Dakota. 6/

	(ii)	Form of Certificate of Participation for use in South Dakota. 6/

(d)	Group Contract Form and Certificate of Participation Form for use in Wisconsin.

	(i)	Form of Group Flexible Premium Deferred Annuity Contract for use in Wisconsin. 6/

	(ii)	Form of Certificate of Participation for use in Wisconsin. 6/

(e)	Certificate of Participation Form for use in North Dakota.

	(i)	Form of Certificate of Participation for use in North Dakota. 6/

(f)	Form of Endorsement for use in Virginia.

	(i)	Form of Employer Plan Endorsement to Group Contract for use in Virginia. 6/

	(ii)	Form of Employer Plan Endorsement to Certificate of Participation for use in Virginia. 6/

	(iii)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract for use in Virginia. 6/

	(iv)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of

Participation for use in Virginia. 6/

	(v)	Form of Tax Sheltered Annuity Endorsement to Group Contract for use in Virginia. 6/

(g)	Form of Successor Owner Endorsement to Group Contract. 8/

(h)	Form of Successor Owner Endorsement to Certificate of Participant under a Group Contract. 8/

	(i)	Form of Texas Optional Retirement Program Endorsement to Group Contract. 10/

	(j)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract. 10/

	(k)	Form of Individual Retirement Annuity Endorsement to Group Contract. 11/

	(l)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 11/

	(m)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. 11/

	(n)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 11/

	(o)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract. 11/

	(p)	Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 11/

(5)	Applications.

	(a)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 1/

(i) Alternative Form of Application. 7/

(ii) Alternative Form of Application. 4/

	(b)	Form of Participant Enrollment Form under a Group Flexible Premium Deferred Annuity Contract (ERISA). 1/

	(c)	Form of Participant Enrollment Form under Group Flexible Premium Deferred Annuity Contract (Non-ERISA). 7/

	(d)	Revised form of Application for Group Flexible Premium Deferred Annuity Contract and Individual Flexible Premium Deferred Annuity Contract or Certificate of Participation under a Group Contract. 13/

(6)	Organizational Documents.

	(a)	Articles of Incorporation of Annuity Investors Life Insurance Company®. 7/

(i) Amendment to Articles of Incorporation adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 7/

(ii) Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 7/

	(b)	Code of Regulations of Annuity Investors Life Insurance Company®. 6/

(7)	Not Applicable.

(8)	Other Material Contracts.

GREAT AMERICAN FINANCIAL RESOURCES, INC.

	(a)	Service Agreement (GAFRI) between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources®, Inc.). 2/

	(b)	Agreement (GAA) between AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. 2/

	(c)	Investment Services Agreement (GAFRI) between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (n/k/a Great American Financial Resources®, Inc.). 2/

AIM VARIABLE INSURANCE FUNDS

(d)	AIM Variable Insurance Funds: Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company, AIM Advisors, Inc. and AIM Variable Insurance Funds. 21/

	(i)	AIM Variable Insurance Funds: Amendment effective July 1, 2002, to Participation Agreement. 21/

	(ii)	AIM Variable Insurance Funds: Amendment dated April 30, 2004 to Participation Agreement. 15/

	(iii)	AIM Variable Insurance Funds: Amendment effective May 1, 2008 to Participation Agreement. 20/

	(iv)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective April 30, 2010 to Participation Agreement. 23/

(e)	AIM: AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 20/

	(i)	AIM: Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 20/

AMERICAN CENTURY

(f)	American Century: Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 15/

(g)	American Century: Shareholder Information Agreement between American Century Investment Services, Inc. and Annuity Investors Life Insurance Company® dated October 16, 2006. 20/

	(i)	American Century: Novation Agreement by and among American Century Services, Inc. and Annuity Investors Life Insurance Company® effective as of February 16, 2010. 22/

BLACKROCK

(h)	Merrill Lynch: Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Variable Series Funds, Inc. 14/

(i)	Merrill Lynch: Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Asset Management, L.P. 6/

	(i)	BlackRock: Amendment to Agreement dated December 8, 1995, effective as of October 1, 2010, among BlackRock Advisors, LLC, BlackRock Variable Series Funds, Inc. and Annuity Investors Life Insurance Company. 23/

(j)	Merrill Lynch Variable Series Funds: Participation Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Variable Series Funds, Inc. 2/

	(i)	Merrill Lynch Variable Series Funds: Amended and Restated Participation Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Variable Series Funds, Inc. 2/

	(ii)	Merrill Lynch Variable Series Funds: Amendment to Amended and Restated Fund Participation Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Variable Series Funds, Inc. 14/

(k)	BlackRock: Fund Participation Agreement dated as of February 1, 2011, effective as of April 1, 2011, among BlackRock Variable Series, BlackRock Investments, LLC and Annuity Investors Life Insurance Company. 23/

(l)	BlackRock: Administrative Services dated as of February 23, 2011, effective as of April 1, 2011, between BlackRock Advisors, LLC and Annuity Investors Life Insurance Company. 23/

DREYFUS VARIABLE INVESTMENT FUND

(m)	Dreyfus Variable Investment Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 2/

(i) Dreyfus: Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company®. 7/

(i) Dreyfus: Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company®. 15/

(ii) Dreyfus: 2006 Supplemental Agreement (including Rule22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 20/

(iv) Dreyfus: Amendment No. 4 to Fund Participation Agreement, dated October 12, 2011, between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 24/

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND

(n)	Dreyfus Socially Responsible Growth Fund: Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(i) Dreyfus Socially Responsible Growth Fund, Inc.: Amendment No. 2, dated October 12, 2011, to Fund Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 24/

DREYFUS STOCK INDEX FUND

(o)	Dreyfus Stock Index Fund: Participant Agreement between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2/

(i) Dreyfus Stock Index Fund, Inc.: Amendment No. 2, dated October 12, 2011, to Fund Participation Agreement, dated November 21, 1995 as amended between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund, Inc. 24/

DWS

(p)	DWS Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds. 20/

(q)	DWS: Service Agreement between Bankers Trust Company (n/k/a Deutsche Asset Management) and Annuity Investors Life Insurance Company®. 9/

(r)	DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of May 1, 2008. 20/

(s)	DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 20/

JANUS ASPEN SERIES

(t)	Janus Aspen Series: Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 2/

(i) Janus Aspen Series: Amendment to Participation Agreement as of December 1, 2005. 19/

(u)	Janus: Service Agreement between Annuity Investors Life Insurance Company® and Janus Capital Corporation. 7/

(v)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 16, 2004. 20/

MORGAN STANLEY UNIVERSAL INSTITUTIONAL FUNDS (FKA VAN KAMPEN)

	(x)	Van Kampen Universal Institutional Funds: Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds, Inc.). 7/

	(y)	Van Kampen: Service Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Asset Management, Inc. 4/

	(z)	Van Kampen: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 20/

OPPENHEIMER VARIABLE ACCOUNT FUNDS

	(aa)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds. 17/

	(bb)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 20/

PIMCO VARIABLE INSURANCE TRUST

	(cc)	PIMCO Variable Insurance Trust: Participation Agreement dated as of July 1, 2002 by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC. 23/

(i) PIMCO Variable Insurance Trust: Amendment dated December 1, 2004 to Participation Agreement. 15/

(ii) PIMCO Variable Insurance Trust: Amendment effective May 1, 2005 to Participation Agreement. 19/

(iii) PIMCO Variable Insurance Trust: Rule 22c-2 Amendment dated April 4, 2007 to Participation Agreement. 20/

(iv) PIMCO Variable Insurance Trust: Novation of and Amendment to Participation Agreement dated December 8, 2010, by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company. 23/

	(dd)	PIMCO Variable Insurance Trust: Assignment and Amendment to Services Agreement, dated April 1, 2012, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and Annuity Investors Life Insurance Company. 24/

(9)	Opinion and Consent of Counsel. 1/

(10)	Consent of Independent Registered Public Accounting Firm. FW/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. FW/

(99.1)	AFG Organizational Chart as of December 31, 2012. FW/

1/	Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 on November 8, 1995.

2/	Incorporated by reference to Pre-Effective Amendment No. 3 to Form N-4 on December 4, 1995.

3/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B 1933 Act File No. 333-19725 on November 17, 1998.

4/	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 on April 29, 1998.

5/	Incorporated by reference to Form N-4 on June 2, 1995.

6/	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 on April 24, 1996.

7/	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 on April 29, 1997

8/	Incorporated by reference to Post-Effective Amendment to No. 5, filed on behalf of Annuity Investors® Variable Account B 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on February 26, 1999.

9/	Incorporated by reference to Pre-Effective Amendment No. 3, filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409, 1940 Act File 811-07299 on February 26, 1999.

10/	Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on June 3, 1997.

11/	Incorporated by reference to Post-Effective Amendment No. 4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on February 1, 1999.

12/	Incorporated by reference to Post Effective Amendment No. 7, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 28, 2000.

13/	Incorporated by reference to Post Effective Amendment No. 8, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 30, 2001.

14/

Incorporated by reference to Post Effective Amendment No. 4, filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on or about April 29, 2004.

15/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account C, SEC File No. 333-88302, 1940 Act File No. 811-21095, on or about March 1, 2005.

16/	Incorporated by reference to Post-Effective Amendment No. 9 filed on behalf of Annuity Investors® Variable Account A, SEC File No. 033-65409, 1940 Act File No. 811-07299, on or about March 1, 2005.

17/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, SEC File No. 033-65409 1940 Act File No. 811-07299, on or about April 29, 2005.

18/	Incorporated by reference to Post-Effective Amendment No. 11 filed on behalf of Annuity Investors® Variable Account A, SEC File No. 033-59861 1940 Act File No. 811-07299, on or about April 29, 2005.

19/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on May 1, 2006.

20/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676, 1940 Act File No. 811-21095, on or about April 30, 2009.

21/

Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095 on or about April 29, 2004.

22/	Incorporated by reference to Post-Effective Amendment No. 3, filed on behalf of Annuity Investors Variable Account C, 1933 Act File No. 333-148387, 1940 Act File No. 811-21095 on or about April 28, 2010.

23/

Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861, 1940 Act File No. 811-07299, (NAUTICUS) on or about April 22, 2011.

24/	Filed with this Post-Effective Amendment No. 22 filed on behalf of Annuity Investors® Variable Account A, SEC File No. 033-59861, 1940 Act File No. 811-07299, (NAUTICUS) on or about April 30, 2013.

FW/	Filed herewith.

Item 25.	Directors and Officers of Annuity Investors Life Insurance Company®

The principal business address of each director and officer of Annuity Investors Life Insurance Company is 301 East Fourth Street, Cincinnati, Ohio 45202.

Name	Positions and Offices With the Company

Stephen Craig Lindner	Director, President & Chief Executive Officer

Christopher P. Miliano	Director, Executive Vice President, Chief Financial Officer-Operations & Treasurer

Mark F. Muething	Director and Executive Vice President & Secretary

Michael J. Prager	Director

Jeffrey G. Hester	Director

John P. Gruber	Senior Vice President, General Counsel & Chief Compliance Officer

Adrienne Kessling	Senior Vice President-Operations

Brian Sponaugle	Vice President

Rebecca Schriml	Vice President

Terry J. Simpson	Vice President

Richard L.Sutton	Assistant Vice President & Appointed Actuary

Eugene M. Breen	Appointed Actuary

William C. Ellis	Assistant Treasurer

Item 26.	Persons Controlled by or Under Common Control with the Depositor and Registrant

The Depositor, Annuity Investors Life Insurance Company®, is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).

Annuity Investors ® Variable Account A is a segregated asset account of Annuity Investors Life Insurance Company. ®

A chart indicating the persons controlled by or under common control with the Company is filed herewith as Exhibit 99.1.

Item 27.	Number of Certificate Owners

As of February 8, 2013, there were 3 Individual Contract Owners of which 3 were qualified and 0 were non-qualified.

As of February 8, 2013, there were 3,167 Participants (Certificate Owners) in 128 Group Contracts.

Item 28.	Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:

The Corporations shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such is claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 29.	Principal Underwriter

(a)

Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account A.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	The principal business address of each director and officer of Great American Advisors, Inc. is 301 East Fourth Street, 11th Floor, Cincinnati, Ohio 45202.

Name	Position with Great American Advisors, Inc.
Mark Francis Muething	Vice President, Secretary & Chief Legal Officer and Director

Peter J. Nerone	President, Chief Executive Officer & Chief Compliance Officer

Athena Purdon	Treasurer

(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 30.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by the Company at its administrative office located at 301 East Fourth Street, Cincinnati OH 45202.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any Financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 22nd of April, 2013.

ANNUITY INVESTORS® VARIABLE ACCOUNT A (Registrant)

By:	/s/ S. Craig Lindner
S. Craig Lindner*
President, Chief Executive Officer and Director
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY® (Depositor)

By:	/s/ S. Craig Lindner
S. Craig Lindner*
President, Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ S. Craig Lindner	President and Chief Executive Officer
S. Craig Lindner*	April 22, 2013

/s/ Christopher P. Miliano	Executive Vice President, Chief Financial
Christopher P. Miliano*	Officer-Operations, Treasurer & Director
April 22, 2013

/s/ Mark F. Muething	Executive Vice President, Secretary & Director
Mark F. Muething*	April 22, 2013

/s/ Michael J. Prager	Director
Michael J. Prager*	April 22, 2013

/s/ Jeffrey G. Hester	Director
Jeffrey G. Hester*	April 22, 2013

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact	April 22, 2013

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

(8)(m)(iv)	Dreyfus Variable Investment Fund: Amendment No. 4 to Fund Participation Agreement, dated October 12, 2011, between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund.

(8)(n)(i)	Dreyfus Socially Responsible Growth Fund, Inc.: Amendment No. 2, dated October 12, 2011, to Fund Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc.

(8)(o)(i)	Dreyfus Stock Index Fund, Inc.: Amendment No. 2, dated October 12, 2011, to Fund Participation Agreement, dated November 21, 1995 as amended between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund, Inc.

(8)(dd)	PIMCO Variable Insurance Trust: Assignment and Amendment to Services Agreement, dated April 1, 2012, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and Annuity Investors Life Insurance Company.

(10)	Consent of Independent Registered Public Accounting Firm.

(99)	Powers of Attorney.

(99.1)	AFG Organizational Chart as of December 31, 2012.